Schedules of Investments DoubleLine Opportunistic Bond ETF
(Unaudited)
December 31, 2023
|
December 31, 2023

P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
ASSET BACKED OBLIGATIONS 8.0%
Aaset Trust ,
485,006 Series 2021-2A-A 2.80%
(a)
01/15/2047 424,713
Affirm Asset Securitization Trust ,
750,000 Series 2022-A-A 4.30%
(a)
05/17/2027 738,327
750,000 Series 2023-X1-A 7.11%
(a)
11/15/2028 752,352
Aligned Data Centers Issuer LLC ,
600,000 Series 2023-1A-A2 6.00%
(a)
08/17/2048 595,361
AMSR Trust ,
2,100,000 Series 2023-SFR2-A 3.95%
(a)
06/17/2040 1,979,718
Carvana Auto Receivables Trust ,
1,000,000 Series 2023-P5-A2 5.77%
(a)
04/12/2027 1,003,398
CyrusOne Data Centers Issuer I LLC ,
500,000 Series 2023-1A-A2 4.30%
(a)
04/20/2048 457,842
DataBank Issuer ,
500,000 Series 2023-1A-A2 5.12%
(a)
02/25/2053 470,070
Diamond Resorts Owner Trust ,
138,110 Series 2021-1A-A 1.51%
(a)
11/21/2033 128,797
EWC Master Issuer LLC ,
492,500 Series 2022-1A-A2 5.50%
(a)
03/15/2052 469,026
GLS Auto Receivables Issuer Trust ,
304,003 Series 2021-2A-C 1.08%
(a)
06/15/2026 298,951
Hilton Grand Vacations Trust ,
240,004 Series 2022-1D-C 4.69%
(a)
06/20/2034 230,679
Lendbuzz Securitization Trust ,
642,847 Series 2022-1A-A 4.22%
(a)
05/17/2027 629,305
Lunar Structured Aircraft Portfolio Notes ,
810,255 Series 2021-1-A 2.64%
(a)
10/15/2046 707,646
MetroNet Infrastructure Issuer LLC ,
300,000 Series 2023-1A-A2 6.56%
(a)
04/20/2053 297,829
Mosaic Solar Loan Trust ,
587,166 Series 2018-2GS-A 4.20%
(a)
02/22/2044 542,877
Pagaya AI Debt Trust ,
350,411 Series 2023-3-A 7.60%
(a)
12/16/2030 352,444
PAGAYA AI Debt Trust ,
151,963 Series 2022-2-A 4.97%
(a)
01/15/2030 151,115
PRET LLC ,
342,124 Series
2022-NPL2-A1 5.24%
(a)(b)
04/25/2052 336,117
Prosper Marketplace Issuance Trust ,
790,365 Series 2023-1A-A 7.06%
(a)
07/16/2029 794,142
PRPM LLC ,
998,194 Series 2022-5-A1 6.90%
(a)(b)
09/27/2027 1,000,443
Santander Drive Auto Receivables Trust ,
542,002 Series 2020-4-D 1.48% 01/15/2027 530,157
SEB Funding LLC ,
498,750 Series 2021-1A-A2 4.97%
(a)
01/30/2052 463,053
Sierra Timeshare Receivables Funding LLC ,
239,199 Series 2019-2A-A 2.59%
(a)
05/20/2036 234,842
SMB Private Education Loan Trust ,
741,749 Series 2021-A-B 2.31%
(a)
01/15/2053 686,888
STWD Ltd. ,
300,000 Series 2019-FL1-AS
(CME Term SOFR
1 Month + 1.51%,
1.51% Floor) 6.88%
(a)
07/15/2038 288,093
Theorem Funding Trust ,
292,788 Series 2023-1A-A 7.58%
(a)
04/15/2029 296,178
TierPoint Issuer LLC ,
500,000 Series 2023-1A-A2 6.00%
(a)
06/25/2053 489,257
TRTX Issuer Ltd. ,
198,054 Series 2021-FL4-A
(CME Term SOFR
1 Month + 1.31%,
1.20% Floor) 6.68%
(a)
03/15/2038 196,009
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Upstart Securitization Trust ,
500,000 Series 2021-4-B 1.84%
(a)
09/20/2031 486,722
1,000,000 Series 2021-5-B 2.49%
(a)
11/20/2031 969,889
Vantage Data Centers Issuer LLC ,
621,833 Series 2019-1A-A2 3.19%
(a)
07/15/2044 610,452
VOLT C LLC ,
318,788 Series
2021-NPL9-A1 1.99%
(a)(b)
05/25/2051 306,236
VOLT CI LLC ,
403,351 Series
2021-NP10-A1 1.99%
(a)(b)
05/25/2051 386,536
Washington Mutual WMABS Trust ,
3,596,864 Series 2007-HE2-
2A2 (CME Term
SOFR 1 Month
+ 0.33%, 0.22%
Floor) 5.69% 02/25/2037 1,015,870
Total Asset Backed Obligations
(Cost $19,246,619) 19,321,334
BANK LOANS 2.7%
1011778 B.C. Unlimited Liability Co. ,
70,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.25%) 7.61% 09/23/2030 70,112
Access CIG LLC ,
34,913 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 5.00%, 0.50%
Floor) 10.39% 08/18/2028 35,014
Acrisure LLC ,
99,483 Senior Secured
First Lien Term
Loan (3 Month
LIBOR USD +
3.50%)
(c)
9.15% 02/15/2027 99,457
Acuris Finance U.S., Inc. ,
35,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.00%, 0.50%
Floor) 9.50% 02/16/2028 35,038
ADMI Corp. ,
29,924 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.50%
Floor) 9.21% 12/23/2027 28,521
AlixPartners LLP ,
89,311 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.75%, 0.50%
Floor) 8.22% 02/04/2028 89,613

DoubleLine ETF Trust
Schedules of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Alliant Holdings Intermediate LLC ,
109,725 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 0.50%
Floor) 8.86% 11/06/2030 110,349
Allied Universal Holdco LLC ,
119,389 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.50%
Floor) 9.21% 05/12/2028 119,080
Allspring Buyer LLC ,
59,696 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.25%, 0.50%
Floor) 8.95% 11/01/2028 59,580
Alterra Mountain Co. ,
89,315 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 0.50%
Floor) 8.97% 08/17/2028 89,557
American Airlines, Inc. ,
136,051 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.50%) 8.87% 06/04/2029 136,513
Applied Systems, Inc. ,
59,550 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.50%, 0.50%
Floor) 9.85% 09/18/2026 59,895
APX Group, Inc. ,
114,124 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.25%, 0.50%
Floor) 8.92% 07/10/2028 114,338
AssuredPartners, Inc. ,
34,900 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.50%
Floor) 9.10% 02/12/2027 35,080
athenahealth Group, Inc. ,
39,774 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor) 8.61% 02/15/2029 39,655
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Aveanna Healthcare LLC ,
69,822 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.75%, 0.50%
Floor) 9.24% 07/17/2028 65,184
Bausch & Lomb Corp. ,
74,435 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor) 8.71% 05/10/2027 73,830
29,925 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.00%) 9.36% 09/29/2028 29,962
BCPE Empire Holdings, Inc. ,
119,400 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.75%, 0.50%
Floor) 10.11% 12/11/2028 119,870
Boxer Parent Co., Inc. ,
42,941 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.75%) 9.22% 10/02/2025 43,142
140,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.50%) 9.60% 12/29/2028 141,208
Carnival Corp. ,
24,875 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.75%
Floor) 8.36% 08/09/2027 24,968
Catalent Pharma Solutions, Inc. ,
119,386 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.00%, 0.50%
Floor) 7.47% 02/22/2028 117,401
Central Parent LLC ,
30,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.00%) 9.35% 07/06/2029 30,205
Charter Communications Operating LLC ,
105,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.00%) 7.36% 12/07/2030 104,817

|
December 31, 2023

(Unaudited)
December 31, 2023
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Charter Next Generation, Inc. ,
30,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.75%
Floor) 9.22% 12/01/2027 30,174
CHG Healthcare Services, Inc. ,
129,010 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor) 8.72% 09/29/2028 129,362
Clarios Global LP ,
114,713 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.75%) 9.11% 05/06/2030 115,114
CQP Holdco LP ,
95,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00%) 8.36% 12/31/2030 95,335
CSC Holdings LLC ,
19,948 Senior Secured
First Lien Term
Loan (1 Month
LIBOR USD +
2.50%)
(c)
7.98% 04/15/2027 18,934
DCert Buyer, Inc. ,
34,909 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.00%) 9.36% 10/16/2026 34,673
DG Investment Intermediate Holdings 2, Inc. ,
69,821 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.75%
Floor) 9.22% 03/31/2028 69,360
DIRECTV Financing LLC ,
23,049 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 5.00%, 0.75%
Floor) 10.65% 08/02/2027 23,091
Dynasty Acquisition Co., Inc. ,
74,625 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.00%) 9.36% 08/24/2028 74,911
Fertitta Entertainment LLC ,
134,405 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.00%, 0.50%
Floor) 9.36% 01/27/2029 134,636
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Focus Financial Partners LLC ,
114,413 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.50%, 0.50%
Floor) 7.86% 06/30/2028 114,621
Gainwell Acquisition Corp. ,
124,679 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.00%, 0.75%
Floor) 9.45% 10/01/2027 121,562
Genesys Cloud Services Holdings I LLC ,
114,705 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.00%, 0.75%
Floor) 9.47% 12/01/2027 115,288
GIP Pilot Acquisition Partners LP ,
20,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.00%) 8.39% 10/04/2030 20,030
Graham Packaging Co., Inc. ,
134,943 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.75%
Floor) 8.47% 08/04/2027 135,293
Great Outdoors Group LLC ,
99,745 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.75%, 0.75%
Floor) 9.36% 03/06/2028 99,870
Grifols Worldwide Operations Ltd. ,
94,753 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.00%) 7.54% 11/15/2027 94,872
GTCR W Merger Sub LLC ,
85,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.50%
Floor) 8.36% 09/20/2030 85,478
Hub International Ltd. ,
14,963 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.25%, 0.75%
Floor) 9.66% 06/20/2030 15,046

DoubleLine ETF Trust
Schedules of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Ineos U.S. Finance LLC ,
104,475 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.50%) 8.96% 02/18/2030 104,736
ION Trading Finance Ltd. ,
59,694 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.75%) 10.20% 04/01/2028 59,839
IRB Holding Corp. ,
119,091 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.75%
Floor) 8.45% 12/15/2027 119,431
Jazz Pharmaceuticals plc ,
69,212 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 0.50%
Floor) 8.97% 05/05/2028 69,659
Kronos Acquisition Holdings, Inc. ,
29,946 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.75%, 0.50%
Floor) 9.36% 12/22/2026 29,975
LifePoint Health, Inc. ,
115,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
5.50%) 11.17% 11/16/2028 114,871
Lummus Technology Holdings V LLC ,
114,690 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.50%) 8.97% 06/30/2027 115,042
Mavis Tire Express Services Topco Corp. ,
124,223 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.00%, 0.75%
Floor) 9.47% 05/04/2028 124,612
McAfee Corp. ,
29,848 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.50%
Floor) 9.19% 03/01/2029 29,805
Medline Borrower LP ,
114,091 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.50%
Floor) 8.47% 10/23/2028 114,795
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Mitchell International, Inc. ,
35,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.75%, 0.50%
Floor) 9.40% 10/15/2028 35,035
Olympus Water U.S. Holding Corp. ,
59,721 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.75%, 0.50%
Floor) 9.36% 11/09/2028 59,683
Ontario Gaming GTA LP ,
30,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.25%, 0.50%
Floor) 9.60% 08/01/2030 30,166
Osmosis Buyer Ltd. ,
139,130 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.50%
Floor) 9.09% 07/31/2028 139,410
Parexel International, Inc. ,
114,129 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor) 8.72% 11/15/2028 114,942
Penn Entertainment, Inc. ,
128,743 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.75%, 0.50%
Floor) 8.20% 05/03/2029 129,212
Perrigo Co. plc ,
144,773 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.25%, 0.50%
Floor) 7.70% 04/20/2029 144,833
PetSmart LLC ,
119,086 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.75%
Floor) 9.21% 02/11/2028 117,955
Playa Resorts Holding BV ,
59,698 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.25%, 0.50%
Floor) 9.61% 01/05/2029 59,837

|
December 31, 2023

(Unaudited)
December 31, 2023
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
PMHC II, Inc. ,
29,924 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.25%, 0.50%
Floor) 9.81% 04/23/2029 28,749
Pregis TopCo LLC ,
49,741 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.75%) 9.11% 07/31/2026 49,916
Proofpoint, Inc. ,
128,574 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor) 8.72% 08/31/2028 128,793
QUIKRETE Holdings, Inc. ,
24,873 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75%) 8.22% 03/19/2029 24,977
RealPage, Inc. ,
119,389 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.50%
Floor) 8.47% 04/24/2028 118,726
Scientific Games Holdings LP ,
44,773 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.25%, 0.50%
Floor) 8.66% 04/04/2029 44,846
SMG U.S. Midco 2, Inc. ,
119,070 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50%) 8.14% 01/23/2025 119,382
Sophia LP ,
114,453 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 0.50%
Floor) 8.96% 10/07/2027 114,837
Sotera Health Holdings LLC ,
115,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 2.75%, 0.50%
Floor) 8.39% 12/11/2026 115,096
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
SRS Distribution, Inc. ,
130,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 0.50%
Floor) 8.97% 06/02/2028 130,380
SWF Holdings I Corp. ,
34,823 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.00%, 0.75%
Floor) 9.47% 10/06/2028 31,286
TransDigm, Inc. ,
50,000 Senior Secured
First Lien Term
Loan (1 Month
LIBOR USD +
3.25%)
(c)
8.60% 02/14/2031 50,284
UKG, Inc. ,
119,067 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.75%) 9.23% 05/04/2026 119,498
United AirLines, Inc. ,
34,910 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.75%
Floor) 9.22% 04/21/2028 35,085
Virgin Media Bristol LLC ,
115,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 6 Month +
3.25%) 8.79% 03/31/2031 114,784
Wand Newco 3, Inc. ,
49,741 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75%) 8.22% 02/05/2026 49,949
Whatabrands LLC ,
119,089 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.50%
Floor) 8.47% 08/03/2028 119,440
Wyndham Hotels & Resorts, Inc. ,
59,700 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.25%) 7.71% 05/24/2030 59,928
Zayo Group Holdings, Inc. ,
30,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00%) 8.47% 03/09/2027 25,865
Total Bank Loans
(Cost $6,522,629) 6,595,698

DoubleLine ETF Trust
Schedules of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
COLLATERALIZED LOAN OBLIGATIONS 3.9%
37 Capital CLO 4 Ltd. ,
500,000 Series 2023-2A-B
(CME Term SOFR
3 Month + 2.75%,
2.75% Floor) 8.12%
(a)
01/15/2034 501,640
Bain Capital Credit CLO Ltd. ,
500,000 Series 2023-4A-C
(CME Term SOFR
3 Month + 2.90%,
2.90% Floor) 8.32%
(a)
10/21/2036 503,862
CBAM Ltd. ,
500,000 Series 2017-2A-BR
(CME Term SOFR
3 Month + 2.11%,
1.85% Floor) 7.51%
(a)
07/17/2034 496,503
Dryden 78 CLO Ltd. ,
500,000 Series 2020-78A-B
(CME Term SOFR
3 Month + 1.76%,
1.50% Floor) 7.16%
(a)
04/17/2033 497,168
Eaton Vance CLO Ltd. ,
500,000 Series
2013-1A-A23R
(CME Term SOFR
3 Month + 1.81%,
1.55% Floor) 7.21%
(a)
01/15/2034 495,670
Empower CLO Ltd. ,
500,000 Series 2023-2A-B
(CME Term SOFR
3 Month + 2.75%,
2.75% Floor) 8.09%
(a)
07/15/2036 503,012
LoanCore Issuer Ltd. ,
199,106 Series 2021-CRE5-A
(CME Term SOFR
1 Month + 1.41%,
1.41% Floor) 6.78%
(a)
07/15/2036 196,153
Marble Point CLO XI Ltd. ,
500,000 Series 2017-2A-B
(CME Term SOFR
3 Month + 1.76%,
1.50% Floor) 7.16%
(a)
12/18/2030 494,129
MF1 Ltd. ,
158,644 Series 2021-FL7-A
(CME Term SOFR
1 Month + 1.19%,
1.08% Floor) 6.55%
(a)
10/16/2036 156,620
Octagon Investment Partners 45 Ltd. ,
500,000 Series 2019-1A-BR
(CME Term SOFR
3 Month + 1.85%,
1.85% Floor) 7.24%
(a)
04/15/2035 494,610
Park Avenue Institutional Advisers CLO Ltd. ,
500,000 Series 2018-1A-BR
(CME Term SOFR
3 Month + 2.36%,
2.10% Floor) 7.78%
(a)
10/20/2031 496,742
Race Point IX CLO Ltd. ,
1,000,000 Series 2015-9A-BR
(CME Term SOFR
3 Month + 2.41%,
0.26% Floor) 7.81%
(a)
10/15/2030 990,904
Steele Creek CLO Ltd. ,
856,673 Series 2017-1A-A
(CME Term SOFR
3 Month + 1.51%) 6.91%
(a)
10/15/2030 857,623
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Stratus CLO Ltd. ,
500,000 Series 2021-1A-C
(CME Term SOFR
3 Month + 2.01%,
2.01% Floor) 7.43%
(a)
12/29/2029 501,258
STWD Ltd. ,
159,713 Series 2021-FL2-A
(CME Term SOFR
1 Month + 1.31%,
1.20% Floor) 6.67%
(a)
04/18/2038 156,674
Venture XXVI CLO Ltd. ,
500,000 Series 2017-26A-BR
(CME Term SOFR
3 Month + 1.96%,
1.70% Floor) 7.38%
(a)
01/20/2029 497,265
Voya CLO Ltd. ,
1,000,000 Series 2013-1A-BR
(CME Term SOFR
3 Month + 2.16%) 7.56%
(a)
10/15/2030 990,055
Wellfleet CLO Ltd. ,
500,000 Series 2017-3A-A2
(CME Term SOFR
3 Month + 1.76%,
1.50% Floor) 7.16%
(a)
01/17/2031 497,928
Total Collateralized Loan Obligations
(Cost $9,145,643) 9,327,816
FOREIGN CORPORATE BONDS 7.4%
AUSTRALIA 0.4%
265,000 BHP Billiton
Finance USA Ltd. 5.25% 09/08/2030 274,696
175,000 Glencore Funding
LLC 1.63%
(a)
04/27/2026 162,300
330,000 Macquarie Group
Ltd. (SOFR +
2.21%) 5.11%
(a)
08/09/2026 328,809
335,000 Westpac Banking
Corp. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
1.53%) 3.02% 11/18/2036 272,680
1,038,485
BERMUDA 0.1%
310,000 Triton Container
International Ltd. 3.25% 03/15/2032 248,753
BRAZIL 0.9%
200,000 Banco do Brasil
SA (US Treasury
Yield Curve Rate
T Note Constant
Maturity 10 Year
+ 4.40%) 6.25%
(d)
04/15/2024 195,646
200,000 Banco do Estado
do Rio Grande
do Sul SA (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
4.93%) 5.38% 01/28/2031 187,564

|
December 31, 2023

(Unaudited)
December 31, 2023
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
200,000 Braskem
Netherlands
Finance BV (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
8.22%) 8.50% 01/23/2081 172,188
250,000 Cosan Overseas
Ltd. 8.25%
(d)
02/05/2024 249,316
200,000 CSN Resources SA 5.88% 04/08/2032 174,133
342,716 Guara Norte Sarl 5.20% 06/15/2034 312,592
200,000 Minerva
Luxembourg SA 4.38% 03/18/2031 165,091
161,272 MV24 Capital BV 6.75% 06/01/2034 151,082
200,000 NBM US Holdings,
Inc. 6.63% 08/06/2029 196,279
200,000 Rumo Luxembourg
Sarl 4.20% 01/18/2032 170,464
200,000 Simpar Europe SA 5.20% 01/26/2031 173,465
2,147,820
CANADA 0.7%
285,000 Bank of Montreal
(5 Year Swap
Rate USD +
1.43%) 3.80% 12/15/2032 262,463
535,000 Bank of Nova
Scotia (The) 3.45% 04/11/2025 523,850
170,000 Bombardier, Inc. 7.88%
(a)
04/15/2027 170,191
75,000 Bombardier, Inc. 8.75%
(a)
11/15/2030 79,946
30,000 Garda World
Security Corp. 4.63%
(a)
02/15/2027 28,944
35,000 Garda World
Security Corp. 6.00%
(a)
06/01/2029 31,411
55,000 GFL Environmental,
Inc. 6.75%
(a)
01/15/2031 56,734
80,000 Parkland Corp. 4.63%
(a)
05/01/2030 73,688
85,000 Titan Acquisition
Ltd. 7.75%
(a)
04/15/2026 85,618
260,000 Toronto-Dominion
Bank (The) 4.69% 09/15/2027 260,139
1,572,984
CAYMAN ISLANDS 0.1%
205,000 Global Aircraft
Leasing Co. Ltd. 6.50%
(a)
09/15/2024 192,939
CHILE 0.3%
200,000 Agrosuper SA 4.60% 01/20/2032 172,201
400,000 CAP SA 3.90% 04/27/2031 311,600
200,000 Chile Electricity PEC
SpA 0.00% 01/25/2028 159,894
643,695
CHINA 0.2%
550,000 NXP BV 3.88% 06/18/2026 536,060
COLOMBIA 0.8%
206,250 AI Candelaria Spain
SA 7.50% 12/15/2028 195,667
250,000 AI Candelaria Spain
SA 5.75% 06/15/2033 194,110
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
350,000 Banco GNB
Sudameris SA
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
4.56%) 7.05% 04/03/2027 340,605
200,000 Bancolombia SA
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.94%) 4.63% 12/18/2029 185,547
200,000 Canacol Energy Ltd. 5.75% 11/24/2028 146,048
200,000 Empresas Publicas
de Medellin ESP 4.25% 07/18/2029 170,676
182,000 Fideicomiso PA
Pacifico Tres 8.25% 01/15/2035 173,696
400,000 Geopark Ltd. 5.50% 01/17/2027 354,537
200,000 Gran Tierra Energy,
Inc. 9.50%
(a)
10/15/2029 175,787
1,936,673
GUATEMALA 0.3%
150,000 Banco Industrial
SA (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
4.44%) 4.88% 01/29/2031 141,308
400,000 CT Trust 5.13% 02/03/2032 350,023
180,000 Millicom
International
Cellular SA 6.25% 03/25/2029 170,778
662,109
INDIA 0.5%
200,000 Adani Electricity
Mumbai Ltd. 3.87% 07/22/2031 155,552
177,500 Adani International
Container
Terminal Pvt. Ltd. 3.00% 02/16/2031 145,703
400,000 Adani Ports &
Special Economic
Zone Ltd. 3.83% 02/02/2032 310,457
157,000 Adani Transmission
Step-One Ltd. 4.25% 05/21/2036 126,710
161,000 JSW Hydro Energy
Ltd. 4.13% 05/18/2031 140,454
200,000 Network i2i Ltd.
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
4.27%) 5.65%
(d)
01/15/2025 198,086
200,000 UPL Corp. Ltd. 4.50% 03/08/2028 177,392
1,254,354
INDONESIA 0.4%
200,000 Freeport Indonesia
PT 5.32% 04/14/2032 196,616
200,000 Indonesia Asahan
Aluminium PT 5.45% 05/15/2030 201,998
321,840 LLPL Capital Pte.
Ltd. 6.88% 02/04/2039 310,617
200,000 Minejesa Capital
BV 4.63% 08/10/2030 190,250

DoubleLine ETF Trust
Schedules of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
200,000 Minejesa Capital
BV 5.63% 08/10/2037 175,728
1,075,209
IRELAND 0.2%
485,000 Avolon Holdings
Funding Ltd. 3.25%
(a)
02/15/2027 448,938
KUWAIT 0.1%
200,000 MEGlobal Canada
ULC 5.00% 05/18/2025 197,990
MEXICO 0.8%
200,000 Banco Mercantil
del Norte SA (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
4.64%) 5.88%
(d)
01/24/2027 184,278
200,000 Banco Mercantil
del Norte SA (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 10 Year
+ 5.35%) 7.63%
(d)
01/10/2028 192,426
200,000 Banco Nacional
de Comercio
Exterior SNC (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.00%) 2.72% 08/11/2031 170,895
200,000 Banco Santander
Mexico SA
Institucion de
Banca Multiple
Grupo Financiero
Santand (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
3.00%) 7.53% 10/01/2028 209,460
400,000 BBVA Bancomer
SA (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.65%) 5.13% 01/18/2033 362,738
200,000 Cemex SAB de CV
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
5.16%) 9.13%
(a)(d)
03/14/2028 213,250
200,000 Industrias Penoles
SAB de CV 4.15% 09/12/2029 186,907
379,272 Mexico Generadora
de Energia S de rl 5.50% 12/06/2032 369,923
100,000 Petroleos
Mexicanos 6.75% 09/21/2047 65,558
1,955,435
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
PANAMA 0.1%
200,000 Global Bank Corp.
(3 Month LIBOR
USD + 3.30%)
(c)
5.25% 04/16/2029 179,244
PARAGUAY 0.2%
200,000 Frigorifico
Concepcion SA 7.70% 07/21/2028 169,505
346,667 Rutas 2 & 7 Finance
Ltd. 0.00% 09/30/2036 230,785
400,290
PERU 0.9%
250,000 Banco de Credito
del Peru SA (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
3.00%) 3.13% 07/01/2030 238,016
150,000 Banco
Internacional
del Peru SAA
Interbank (3
Month LIBOR
USD + 5.76%)
(c)
6.63% 03/19/2029 149,428
200,000 Banco
Internacional
del Peru SAA
Interbank (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
3.71%) 4.00% 07/08/2030 191,676
400,000 Cia de Minas
Buenaventura
SAA 5.50% 07/23/2026 382,217
200,000 Corp. Financiera
de Desarrollo SA
(3 Month LIBOR
USD + 5.61%)
(c)
5.25% 07/15/2029 198,329
200,000 Inkia Energy Ltd. 5.88% 11/09/2027 191,261
88,849 Lima Metro Line 2
Finance Ltd. 5.88% 07/05/2034 88,001
209,000 Orazul Energy Peru
SA 5.63% 04/28/2027 197,183
400,000 Petroleos del Peru
SA 5.63% 06/19/2047 246,790
200,000 Transportadora de
Gas del Peru SA 4.25% 04/30/2028 197,067
2,079,968
SAUDI ARABIA 0.1%
200,000 EIG Pearl Holdings
Sarl 3.55% 08/31/2036 174,680
SINGAPORE 0.1%
200,000 Oversea-Chinese
Banking Corp.
Ltd. (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
1.58%) 1.83% 09/10/2030 188,208

|
December 31, 2023

(Unaudited)
December 31, 2023
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
200,000 United Overseas
Bank Ltd. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
1.23%) 2.00% 10/14/2031 182,303
370,511
SOUTH AFRICA 0.1%
200,000 Sasol Financing
USA LLC 4.38% 09/18/2026 186,479
200,000 Sasol Financing
USA LLC 5.50% 03/18/2031 168,672
355,151
VIETNAM 0.1%
230,573 Mong Duong
Finance Holdings
BV 5.13% 05/07/2029 214,716
Total Foreign Corporate Bonds
(Cost $17,193,183) 17,686,004
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS 5.9%
BANK ,
300,000 Series 2018-BN11-C 4.37%
(e)
03/15/2061 254,325
200,000 Series
2018-BN14-A3 3.97% 09/15/2060 191,678
160,000 Series
2019-BN23-A3 2.92% 12/15/2052 141,869
220,000 Series
2021-BN32-A4 2.35% 04/15/2054 187,435
300,000 Series
2021-BN38-A5 2.52% 12/15/2064 250,042
307,000 Series
2022-BNK43-C 5.23%
(e)
08/15/2055 231,247
6,006,263 Series
2023-BNK46-XA 0.62%
(e)(f)
08/15/2056 243,945
Bank of America Merrill Lynch Commercial Mortgage Trust ,
266,000 Series 2016-UB10-C 4.82%
(e)
07/15/2049 231,349
197,912 Series
2017-BNK3-A3 3.31% 02/15/2050 187,848
BANK5 ,
11,936,158 Series
2023-5YR1-XA 0.27%
(e)(f)
04/15/2056 136,800
BBCMS Mortgage Trust ,
300,000 Series 2021-C12-A5 2.69% 11/15/2054 255,415
180,000 Series 2021-C12-AS 2.90% 11/15/2054 147,015
250,000 Series 2021-C9-A5 2.30% 02/15/2054 209,998
100,000 Series 2022-C16-A5 4.60%
(e)
06/15/2055 97,385
200,000 Series 2022-C17-A5 4.44% 09/15/2055 192,487
250,000 Series 2023-C19-A5 5.45% 04/15/2056 258,616
Benchmark Mortgage Trust ,
7,559,498 Series 2018-B2-XA 0.45%
(e)(f)
02/15/2051 98,753
150,000 Series
2019-B14-ASB 2.96% 12/15/2062 140,944
190,000 Series 2020-B19-A2 1.69% 09/15/2053 174,093
250,000 Series 2021-B31-A5 2.67% 12/15/2054 210,774
250,000 Series 2022-B35-C 4.44%
(e)
05/15/2055 176,326
305,000 Series 2022-B37-C 5.75%
(e)
11/15/2055 231,155
200,000 Series 2023-B38-A4 5.52% 04/15/2056 206,359
7,096,834 Series 2023-V3-XA 0.81%
(e)(f)
07/15/2056 229,917
Cantor Commercial Real Estate Lending ,
500,000 Series 2019-CF1-C 4.35%
(e)
05/15/2052 382,829
CFCRE Commercial Mortgage Trust ,
184,634
Series 2016-C6-A2 2.95% 11/10/2049 174,928
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Citigroup Commercial Mortgage Trust ,
250,000 Series 2015-GC27-C 4.42%
(e)
02/10/2048 231,364
311,815 Series 2017-P7-A3 3.44% 04/14/2050 295,534
300,000 Series 2018-B2-A3 3.74% 03/10/2051 283,510
272,432 Series 2018-C5-A3 3.96% 06/10/2051 261,146
100,000 Series
2022-GC48-A5 4.58%
(e)
05/15/2054 97,671
Commercial Mortgage Trust ,
205,000 Series 2016-DC2-C 4.66%
(e)
02/10/2049 186,237
CSMC Trust ,
273,000 Series 2021-B33-A2 3.17%
(a)
10/10/2043 208,083
DBJPM Mortgage Trust ,
290,000 Series 2016-C1-B 4.20%
(e)
05/10/2049 259,393
250,000 Series 2016-C1-C 3.32%
(e)
05/10/2049 212,502
250,000 Series 2020-C9-ASB 1.88% 08/15/2053 219,260
Del Amo Fashion Center Trust ,
250,000 Series 2017-AMO-C 3.64%
(a)(e)
06/05/2035 204,453
FIVE Mortgage Trust ,
250,000 Series 2023-V1-D 6.40%
(a)(e)
02/10/2056 211,164
GS Mortgage Securities Corp. II ,
250,000 Series 2023-SHIP-A 4.32%
(a)(e)
09/10/2038 243,215
GS Mortgage Securities Trust ,
9,393,474 Series 2017-GS7-XA 1.08%
(e)(f)
08/10/2050 275,436
250,000 Series
2019-GC42-A3 2.75% 09/10/2052 222,358
250,000 Series 2019-GSA1-C 3.81%
(e)
11/10/2052 193,721
IMT Trust ,
250,000 Series
2017-APTS-AFX 3.48%
(a)
06/15/2034 245,956
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
488,140 Series 2022-NLP-A
(CME Term SOFR
1 Month + 0.60%,
0.60% Floor) 5.96%
(a)
04/15/2037 450,213
JPMBB Commercial Mortgage Securities Trust ,
325,000 Series 2014-C21-B 4.34%
(e)
08/15/2047 298,691
JPMCC Commercial Mortgage Securities Trust ,
8,082,635 Series 2017-JP6-XA 1.02%
(e)(f)
07/15/2050 194,880
LSTAR Commercial Mortgage Trust ,
250,000 Series 2015-3-D 3.13%
(a)(e)
04/20/2048 232,311
Morgan Stanley Bank of America Merrill Lynch Trust ,
250,000 Series 2016-C31-C 4.26%
(e)
11/15/2049 195,256
Morgan Stanley Capital I Trust ,
283,000 Series 2018-L1-C 4.78%
(e)
10/15/2051 229,248
MSWF Commercial Mortgage Trust ,
250,000 Series 2023-2-A1 5.96% 12/15/2056 251,359
NJ Trust ,
250,000 Series 2023-GSP-A 6.70%
(a)(e)
01/06/2029 257,934
RIAL Issuer Ltd. ,
350,000 Series 2022-FL8-A
(CME Term SOFR
1 Month + 2.25%,
2.25% Floor) 7.61%
(a)
01/19/2037 344,839
SREIT Trust ,
258,353 Series 2021-MFP-A
(CME Term SOFR
1 Month + 0.85%,
0.73% Floor) 6.21%
(a)
11/15/2038 254,307
UBS Commercial Mortgage Trust ,
273,308 Series 2017-C4-A3 3.30% 10/15/2050 256,271
324,000 Series 2018-C10-C 5.05%
(e)
05/15/2051 264,672
200,000 Series 2018-C8-C 4.68%
(e)
02/15/2051 166,569
Wells Fargo Commercial Mortgage Trust ,
301,863 Series 2015-C27-A4 3.19% 02/15/2048 294,120

DoubleLine ETF Trust
Schedules of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
250,000 Series
2015-LC22-A4 3.84% 09/15/2058 242,466
306,000 Series 2017-C41-B 4.19%
(e)
11/15/2050 264,736
320,000 Series 2018-C45-C 4.73% 06/15/2051 282,537
270,000 Series 2020-C58-A3 1.81% 07/15/2053 225,804
246,000 Series 2021-C60-A3 2.06% 08/15/2054 205,360
WFRBS Commercial Mortgage Trust ,
8,834,873 Series 2014-C21-XA 0.98%
(e)(f)
08/15/2047 42,509
Total Non-Agency Commercial Mortgage
Backed Obligations
(Cost $14,285,858) 14,048,617
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 10.1%
BRAVO Residential Funding Trust ,
1,216,151 Series
2023-NQM3-A1 4.85%
(a)(b)
09/25/2062 1,198,118
1,907,681 Series
2023-NQM5-A1 6.50%
(a)(b)
06/25/2063 1,929,603
Citigroup Mortgage Loan Trust ,
529,008 Series
2007-AR8-2A1A 4.50%
(e)
07/25/2037 462,092
Connecticut Avenue Securities Trust ,
500,000 Series 2022-R01-
1M2 (SOFR 30
Day Average +
1.90%) 7.24%
(a)
12/25/2041 501,563
Deephaven Residential Mortgage Trust ,
973,640 Series 2022-2-A1 4.30%
(a)(e)
03/25/2067 928,783
FHLMC STACR REMIC Trust ,
500,000 Series 2022-DNA2-
M1B (SOFR 30
Day Average +
2.40%) 7.74%
(a)
02/25/2042 506,823
HOMES Trust ,
902,159 Series
2023-NQM1-A1 6.18%
(a)(b)
01/25/2068 909,101
Legacy Mortgage Asset Trust ,
432,368 Series 2021-GS2-A1 1.75%
(a)(b)
04/25/2061 418,774
New Residential Mortgage Loan Trust ,
943,162 Series
2019-RPL2-A1 3.25%
(a)(e)
02/25/2059 902,579
OBX Trust ,
1,700,000 Series
2023-NQM10-A1 6.46%
(a)(b)
10/25/2063 1,722,217
901,821 Series
2023-NQM2-A1 6.32%
(a)(b)
01/25/2062 910,073
902,880 Series
2023-NQM3-A3 6.76%
(a)(b)
02/25/2063 907,567
RFMSI Trust ,
1,409,986 Series 2006-S4-A7 6.00% 04/25/2036 1,114,056
Structured Asset Mortgage Investments II Trust ,
1,315,290 Series 2007-AR3-
1A3 (CME Term
SOFR 1 Month
+ 0.53%, 0.42%
Floor) 5.89% 09/25/2047 1,091,353
Towd Point Mortgage Trust ,
1,761,749 Series 2018-5-A1 3.25%
(a)(e)
07/25/2058 1,659,828
2,387,885 Series 2020-2-A1A 1.64%
(a)(e)
04/25/2060 2,122,991
258,517 Series 2020-3-A1 3.09%
(a)(e)
02/25/2063 245,849
1,003,498 Series 2022-1-A1 3.75%
(a)(e)
07/25/2062 941,241
Verus Securitization Trust ,
522,781 Series 2021-8-A1 1.82%
(a)(e)
11/25/2066 454,379
1,328,086 Series 2023-4-A1 5.81%
(a)(b)
05/25/2068 1,327,490
873,664 Series
2023-INV1-A3 6.76%
(a)(b)
02/25/2068 877,225
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
2,489,250 Series
2023-INV3-A1 6.88%
(a)(e)
11/25/2068 2,538,479
WaMu Mortgage-Backed Pass-Through Certificates Trust ,
423,032 Series
2006-AR16-2A1 4.34%
(e)
12/25/2036 367,400
Wells Fargo Mortgage Backed Securities Trust ,
327,436 Series
2006-AR14-2A1 6.38%
(e)
10/25/2036 289,369
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $24,302,559) 24,326,953
US CORPORATE BONDS 14.0%
590,000 AbbVie, Inc. 4.70% 05/14/2045 562,050
160,000 Academy Ltd. 6.00%
(a)
11/15/2027 157,311
75,000 AdaptHealth LLC 5.13%
(a)
03/01/2030 58,602
195,000 Advanced Drainage
Systems, Inc. 6.38%
(a)
06/15/2030 196,586
100,000 AEP Transmission
Co. LLC 5.40% 03/15/2053 104,108
40,000 Aethon United
BR LP 8.25%
(a)
02/15/2026 40,241
270,000 Air Lease Corp. 1.88% 08/15/2026 248,498
435,000 Alexandria Real
Estate Equities,
Inc. 3.00% 05/18/2051 287,037
65,000 Alliant Holdings
Intermediate LLC 6.75%
(a)
04/15/2028 66,538
125,000 Allied Universal
Holdco LLC 6.63%
(a)
07/15/2026 124,461
70,000 Allied Universal
Holdco LLC 9.75%
(a)
07/15/2027 68,671
195,000 American Airlines,
Inc. 7.25%
(a)
02/15/2028 197,407
65,000 American Airlines,
Inc. 5.75%
(a)
04/20/2029 63,434
110,000 American Airlines,
Inc. 8.50%
(a)
05/15/2029 116,229
245,000 American Express
Co. 5.85% 11/05/2027 255,593
65,000 Amgen, Inc. 5.25% 03/02/2030 66,850
110,000 Amgen, Inc. 5.75% 03/02/2063 115,544
220,000 AssuredPartners,
Inc. 5.63%
(a)
01/15/2029 205,625
390,000 AT&T, Inc. 3.50% 09/15/2053 283,347
135,000 AthenaHealth
Group, Inc. 6.50%
(a)
02/15/2030 122,649
205,000 Athene Global
Funding (SOFR
Compounded
Index + 0.56%) 5.98%
(a)
08/19/2024 204,205
210,000 Athene Holding Ltd. 5.88% 01/15/2034 212,158
55,000 Bank of America
Corp. (SOFR +
1.11%) 3.84% 04/25/2025 54,655
45,000 Bank of America
Corp. (SOFR +
1.75%) 4.83% 07/22/2026 44,680
553,000 Bank of America
Corp. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
1.20%) 2.48% 09/21/2036 438,284

|
December 31, 2023

(Unaudited)
December 31, 2023
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
180,000 Bausch & Lomb
Escrow Corp. 8.38%
(a)
10/01/2028 190,114
60,000 BCPE Empire
Holdings, Inc. 7.63%
(a)
05/01/2027 57,918
160,000 Beacon Roofing
Supply, Inc. 6.50%
(a)
08/01/2030 163,718
240,000 Becton Dickinson
& Co. 4.69% 02/13/2028 241,161
305,000 Boeing Co. (The) 2.95% 02/01/2030 275,000
270,000 BP Capital Markets
America, Inc. 4.89% 09/11/2033 274,846
720,000 Broadcom, Inc. 3.50%
(a)
02/15/2041 571,363
90,000 Builders
FirstSource, Inc. 5.00%
(a)
03/01/2030 87,006
95,000 Builders
FirstSource, Inc. 6.38%
(a)
06/15/2032 97,112
50,000 Callon Petroleum
Co. 7.50%
(a)
06/15/2030 50,479
50,000 Calpine Corp. 5.13%
(a)
03/15/2028 47,970
210,000 Carnival Corp. 5.75%
(a)
03/01/2027 204,999
25,000 Carrier Global Corp. 6.20%
(a)
03/15/2054 28,929
125,000 CCO Holdings LLC 5.13%
(a)
05/01/2027 120,849
145,000 CCO Holdings LLC 4.75%
(a)
02/01/2032 128,050
75,000 Central Parent LLC 8.00%
(a)
06/15/2029 78,340
535,000 Charter
Communications
Operating LLC 4.91% 07/23/2025 530,218
275,000 Cheniere Energy,
Inc. 4.63% 10/15/2028 268,627
70,000 Chesapeake Energy
Corp. 5.88%
(a)
02/01/2029 68,673
40,000 Chord Energy Corp. 6.38%
(a)
06/01/2026 40,040
30,000 CHS/Community
Health Systems,
Inc. 6.00%
(a)
01/15/2029 27,038
475,000 Citigroup, Inc.
(SOFR + 1.35%) 3.06% 01/25/2033 405,423
95,000 Civitas Resources,
Inc. 8.38%
(a)
07/01/2028 99,294
25,000 Clear Channel
Outdoor
Holdings, Inc. 7.75%
(a)
04/15/2028 21,579
60,000 CNX Resources
Corp. 6.00%
(a)
01/15/2029 57,589
290,000 Comcast Corp. 3.40% 04/01/2030 271,549
295,000 Constellation
Brands, Inc. 3.15% 08/01/2029 274,397
65,000 Coty, Inc. 5.00%
(a)
04/15/2026 64,014
235,000 Coty, Inc. 6.63%
(a)
07/15/2030 241,565
287,000 Crown Castle, Inc. 3.65% 09/01/2027 273,109
350,000 CSX Corp. 3.80% 11/01/2046 291,306
65,000 CVS Health Corp. 5.13% 02/21/2030 66,047
135,000 CVS Health Corp. 5.30% 06/01/2033 138,597
135,000 CVS Health Corp. 5.88% 06/01/2053 142,172
120,000 Directv Financing
LLC 5.88%
(a)
08/15/2027 112,848
543,000 Dollar Tree, Inc. 4.00% 05/15/2025 533,533
120,000 Dornoch Debt
Merger Sub, Inc. 6.63%
(a)
10/15/2029 108,338
125,000 DTE Energy Co. 4.22%
(b)
11/01/2024 123,616
105,000 Duke Energy
Carolinas LLC 3.55% 03/15/2052 80,637
70,000 Duke Energy Corp. 4.30% 03/15/2028 69,070
90,000 Duke Energy Corp. 5.00% 08/15/2052 84,219
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
85,000 Dun & Bradstreet
Corp. (The) 5.00%
(a)
12/15/2029 79,382
235,000 Elevance Health,
Inc. 2.38% 01/15/2025 228,324
95,000 Elevance Health,
Inc. 4.55% 05/15/2052 86,790
270,000 Energy Transfer LP 4.75% 01/15/2026 268,368
85,000 Entergy Louisiana
LLC 4.75% 09/15/2052 78,277
95,000 EQM Midstream
Partners LP 6.50%
(a)
07/01/2027 96,791
150,000 Equinix, Inc. 3.90% 04/15/2032 139,365
265,000 Equinix, Inc. 2.95% 09/15/2051 177,353
305,000 Essential Utilities,
Inc. 2.70% 04/15/2030 266,821
80,000 Everi Holdings, Inc. 5.00%
(a)
07/15/2029 72,717
170,000 Exelon Corp. 5.15% 03/15/2028 172,928
265,000 Expedia Group, Inc. 5.00% 02/15/2026 264,850
300,000 Expedia Group, Inc. 3.25% 02/15/2030 275,201
75,000 Ferrellgas LP 5.38%
(a)
04/01/2026 73,470
35,000 Fertitta
Entertainment
LLC 6.75%
(a)
01/15/2030 30,770
165,000 Ford Motor Co. 3.25% 02/12/2032 137,300
210,000 Fortrea Holdings,
Inc. 7.50%
(a)
07/01/2030 215,927
135,000 Fortress
Transportation
and
Infrastructure
Investors LLC 7.88%
(a)
12/01/2030 140,769
60,000 Frontier
Communications
Holdings LLC 5.88%
(a)
10/15/2027 58,016
55,000 Frontier
Communications
Holdings LLC 8.63%
(a)
03/15/2031 56,122
310,000 General Motors
Financial Co., Inc. 2.40% 10/15/2028 275,455
80,000 Gilead Sciences,
Inc. 5.55% 10/15/2053 86,752
135,000 Global Payments,
Inc. 4.95% 08/15/2027 135,300
530,000 Goldman Sachs
Group, Inc. (The)
(SOFR + 0.82%) 6.23% 09/10/2027 519,763
105,000 Griffon Corp. 5.75% 03/01/2028 103,297
40,000 Gulfport Energy
Corp. 8.00%
(a)
05/17/2026 40,477
285,000 HCA, Inc. 4.13% 06/15/2029 272,682
90,000 Hess Midstream
Operations LP 5.50%
(a)
10/15/2030 87,209
105,000 Hewlett Packard
Enterprise Co. 5.90% 10/01/2024 105,294
210,000 Hilcorp Energy I LP 5.75%
(a)
02/01/2029 203,031
20,000 Hilcorp Energy I LP 8.38%
(a)
11/01/2033 21,220
300,000 Host Hotels &
Resorts LP 3.50% 09/15/2030 267,880
200,000 Hyundai Capital
America 5.68%
(a)
06/26/2028 203,999
260,000 Intuit, Inc. 5.50% 09/15/2053 284,600
345,000 Invitation Homes
Operating
Partnership LP 2.70% 01/15/2034 277,618
180,000 IQVIA, Inc. 6.25%
(a)
02/01/2029 188,135

DoubleLine ETF Trust
Schedules of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
210,000 Iron Mountain, Inc. 7.00%
(a)
02/15/2029 215,986
125,000 JPMorgan Chase
& Co. (SOFR +
1.99%) 4.85% 07/25/2028 125,097
630,000 JPMorgan Chase
& Co. (SOFR +
1.26%) 2.96% 01/25/2033 540,088
250,000 Kinder Morgan
Energy Partners
LP 6.95% 01/15/2038 274,831
70,000 Level 3 Financing,
Inc. 10.50%
(a)
05/15/2030 67,944
105,000 LifePoint Health,
Inc. 11.00%
(a)
10/15/2030 110,712
50,000 Light & Wonder
International,
Inc. 7.25%
(a)
11/15/2029 51,245
45,000 Live Nation
Entertainment,
Inc. 6.50%
(a)
05/15/2027 45,817
80,000 Lowe's Cos., Inc. 5.63% 04/15/2053 83,944
55,000 Madison IAQ LLC 4.13%
(a)
06/30/2028 50,058
110,000 Madison IAQ LLC 5.88%
(a)
06/30/2029 97,054
280,000 Marriott
International,
Inc. 3.13% 06/15/2026 269,187
260,000 Marvell
Technology, Inc. 5.95% 09/15/2033 275,905
75,000 Match Group
Holdings II LLC 5.00%
(a)
12/15/2027 73,298
140,000 McDonald's Corp. 3.60% 07/01/2030 132,867
55,000 McGraw-Hill
Education, Inc. 5.75%
(a)
08/01/2028 53,090
195,000 Medline Borrower
LP 5.25%
(a)
10/01/2029 184,064
310,000 Meta Platforms,
Inc. 4.45% 08/15/2052 285,049
40,000 Metis Merger Sub
LLC 6.50%
(a)
05/15/2029 36,217
275,000 MetLife, Inc. 5.25% 01/15/2054 282,930
85,000 Michaels Cos., Inc.
(The) 5.25%
(a)
05/01/2028 67,263
135,000 Midwest Gaming
Borrower LLC 4.88%
(a)
05/01/2029 125,699
195,000 ModivCare Escrow
Issuer, Inc. 5.00%
(a)
10/01/2029 159,641
381,000 Monongahela
Power Co. 5.40%
(a)
12/15/2043 373,975
620,000 Morgan Stanley
(SOFR + 1.36%) 2.48% 09/16/2036 491,720
50,000 Nationstar
Mortgage
Holdings, Inc. 5.75%
(a)
11/15/2031 46,692
100,000 NCL Corp. Ltd. 8.38%
(a)
02/01/2028 105,952
280,000 NetApp, Inc. 1.88% 06/22/2025 266,520
115,000 Netflix, Inc. 4.88% 04/15/2028 116,611
230,000 NGL Energy
Operating LLC 7.50%
(a)
02/01/2026 232,484
80,000 NRG Energy, Inc. 3.63%
(a)
02/15/2031 68,831
80,000 NuStar Logistics LP 6.00% 06/01/2026 79,931
125,000 Occidental
Petroleum Corp. 6.63% 09/01/2030 133,091
40,000 OneMain Finance
Corp. 6.88% 03/15/2025 40,523
125,000 ONEOK, Inc. 6.63% 09/01/2053 140,050
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
20,000 Oracle Corp. 6.25% 11/09/2032 21,765
35,000 Oracle Corp. 3.80% 11/15/2037 29,779
65,000 Outfront Media
Capital LLC 7.38%
(a)
02/15/2031 68,300
125,000 Owens & Minor,
Inc. 6.63%
(a)
04/01/2030 119,507
335,000 Owens Corning 4.40% 01/30/2048 292,511
325,000 Pacific Gas and
Electric Co. 2.50% 02/01/2031 268,407
300,000 Packaging Corp. of
America 3.00% 12/15/2029 271,827
60,000 Pactiv Evergreen
Group Issuer LLC 4.38%
(a)
10/15/2028 56,154
80,000 Park Intermediate
Holdings LLC 4.88%
(a)
05/15/2029 74,139
135,000 Parker-Hannifin
Corp. 4.25% 09/15/2027 133,900
115,000 PennyMac Financial
Services, Inc. 7.88%
(a)
12/15/2029 118,542
278,000 Penske Truck
Leasing Co. LP 4.20%
(a)
04/01/2027 268,909
65,000 Permian Resources
Operating LLC 7.00%
(a)
01/15/2032 67,107
270,000 Philip Morris
International,
Inc. 5.13% 02/15/2030 274,585
115,000 Pike Corp. 8.63%
(a)
01/31/2031 120,990
50,000 Post Holdings, Inc. 5.50%
(a)
12/15/2029 48,231
95,000 Qorvo, Inc. 1.75% 12/15/2024 91,207
340,000 Quanta Services,
Inc. 2.35% 01/15/2032 281,562
30,000 Realogy Group LLC 5.75%
(a)
01/15/2029 23,348
125,000 Realty Income
Corp. 5.05% 01/13/2026 124,987
135,000 Regal Rexnord
Corp. 6.05%
(a)
02/15/2026 136,523
80,000 Roller Bearing Co.
of America, Inc. 4.38%
(a)
10/15/2029 74,134
185,000 Royal Caribbean
Cruises Ltd. 7.25%
(a)
01/15/2030 193,326
130,000 Ryder System, Inc. 5.65% 03/01/2028 133,995
240,000 Sabine Pass
Liquefaction LLC 5.00% 03/15/2027 241,141
75,000 San Diego Gas &
Electric Co. 5.35% 04/01/2053 76,030
285,000 Santander Holdings
USA, Inc. (SOFR +
1.25%) 2.49% 01/06/2028 261,142
110,000 Scientific Games
Holdings LP 6.63%
(a)
03/01/2030 104,128
45,000 Scripps Escrow II,
Inc. 3.88%
(a)
01/15/2029 39,846
60,000 Sealed Air Corp. 7.25%
(a)
02/15/2031 63,693
150,000 Sirius XM Radio,
Inc. 5.50%
(a)
07/01/2029 145,187
45,000 Sitio Royalties
Operating
Partnership LP 7.88%
(a)
11/01/2028 46,668
506,000 Smithfield Foods,
Inc. 4.25%
(a)
02/01/2027 484,974
290,000 Southern Co. (The)
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.92%) 3.75% 09/15/2051 264,772

|
December 31, 2023

(Unaudited)
December 31, 2023
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
100,000 Spirit AeroSystems,
Inc. 9.75%
(a)
11/15/2030 107,622
30,000 SRS Distribution,
Inc. 6.13%
(a)
07/01/2029 28,477
110,000 Standard
Industries, Inc. 4.38%
(a)
07/15/2030 101,154
35,000 Staples, Inc. 7.50%
(a)
04/15/2026 32,594
95,000 Suburban Propane
Partners LP 5.00%
(a)
06/01/2031 86,267
615,000 Synchrony Financial 2.88% 10/28/2031 493,105
255,000 Sysco Corp. 5.95% 04/01/2030 271,251
200,000 Tenet Healthcare
Corp. 6.13% 06/15/2030 202,467
260,000 T-Mobile USA, Inc. 4.75% 02/01/2028 259,229
155,000 Townsquare Media,
Inc. 6.88%
(a)
02/01/2026 151,983
85,000 TransDigm, Inc. 5.50% 11/15/2027 83,348
78,750 Transocean
Poseidon Ltd. 6.88%
(a)
02/01/2027 78,532
50,000 Transocean, Inc. 8.00%
(a)
02/01/2027 48,801
135,000 Trident TPI
Holdings, Inc. 12.75%
(a)
12/31/2028 144,619
130,000 Truist Financial
Corp. (SOFR +
1.44%) 4.87% 01/26/2029 128,159
50,000 United Airlines, Inc. 4.63%
(a)
04/15/2029 46,814
200,000 UnitedHealth
Group, Inc. 5.05% 04/15/2053 202,226
50,000 UnitedHealth
Group, Inc. 4.95% 05/15/2062 49,391
55,000 Univision
Communications,
Inc. 7.38%
(a)
06/30/2030 54,906
95,000 Venture Global
LNG, Inc. 8.13%
(a)
06/01/2028 96,027
35,000 Venture Global
LNG, Inc. 8.38%
(a)
06/01/2031 35,034
45,000 Venture Global
LNG, Inc. 9.88%
(a)
02/01/2032 46,902
265,000 Veralto Corp. 5.35%
(a)
09/18/2028 271,401
105,000 Verscend Escrow
Corp. 9.75%
(a)
08/15/2026 105,804
50,000 Victoria's Secret
& Co. 4.63%
(a)
07/15/2029 41,829
135,000 Viking Cruises Ltd. 5.88%
(a)
09/15/2027 130,393
195,000 Viking Cruises Ltd. 9.13%
(a)
07/15/2031 207,926
60,000 Vistra Operations
Co. LLC 7.75%
(a)
10/15/2031 62,360
50,000 VT Topco, Inc. 8.50%
(a)
08/15/2030 52,072
60,000 WASH Multifamily
Acquisition, Inc. 5.75%
(a)
04/15/2026 57,804
100,000 Weatherford
International Ltd. 8.63%
(a)
04/30/2030 104,496
115,000 Wells Fargo & Co.
(SOFR + 1.98%) 4.81% 07/25/2028 114,215
320,000 Wells Fargo & Co.
(SOFR + 1.74%) 5.57% 07/25/2029 326,932
305,000 Welltower OP LLC 2.05% 01/15/2029 268,445
264,000 Willis North
America, Inc. 4.50% 09/15/2028 257,453
285,000 Workday, Inc. 3.70% 04/01/2029 273,711
60,000 WR Grace Holdings
LLC 5.63%
(a)
08/15/2029 52,866
270,000 WRKCo, Inc. 3.75% 03/15/2025 265,114
235,000 XHR LP 4.88%
(a)
06/01/2029 216,583
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
140,000 XPO, Inc. 7.13%
(a)
06/01/2031 145,077
Total US Corporate Bonds
(Cost $32,812,313) 33,727,439
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS 22.0%
FHLMC REMICS ,
1,338,674 Series 5077-ME 2.00% 08/15/2048 1,115,006
FHLMC STRIPS ,
2,081,226 Series 358-300 3.00% 10/15/2047 1,902,543
FHLMC UMBS ,
1,378,230 Pool RA7930 4.50% 09/01/2052 1,336,949
1,837,730 Pool RA7939 5.00% 09/01/2052 1,821,175
2,867,011 Pool SD2434 3.00% 08/01/2052 2,540,295
3,371,526 Pool SD2969 2.50% 05/01/2052 2,912,500
325,893 Pool SD3454 5.50% 08/01/2053 329,703
1,944,680 Pool SD3574 3.00% 11/01/2048 1,765,246
1,652,506 Pool SD3803 2.00% 02/01/2052 1,377,618
1,507,241 Pool SD3892 5.50% 09/01/2053 1,519,611
FNMA REMICS ,
1,151,897 Series 2017-112-ZC 3.00% 01/25/2048 935,979
1,431,591 Series 2018-53-Z 3.50% 07/25/2048 1,261,221
1,638,619 Series 2018-62-B 3.50% 09/25/2048 1,503,422
2,769,212 Series 2019-5-FE
(SOFR 30 Day
Average + 0.56%,
0.45% Floor,
6.50% Cap) 5.90% 03/25/2049 2,704,330
FNMA UMBS ,
2,158,769 Pool BR2217 2.50% 08/01/2051 1,860,315
3,553,386 Pool CA6032 2.50% 06/01/2050 3,075,449
1,860,242 Pool CB4573 5.00% 09/01/2052 1,843,485
1,176,581 Pool CB4820 4.50% 10/01/2052 1,141,340
699,340 Pool CB6266 6.00% 05/01/2053 713,947
1,088,219 Pool CB7272 6.00% 10/01/2053 1,112,078
1,963,588 Pool FS1472 3.50% 11/01/2050 1,828,392
2,810,653 Pool FS3708 5.00% 01/01/2053 2,784,956
2,111,390 Pool FS4165 2.50% 04/01/2052 1,822,257
1,851,782 Pool FS5420 2.50% 03/01/2052 1,592,395
1,944,291 Pool FS5600 2.50% 06/01/2052 1,679,267
3,000,000 Pool FS6517 2.50% 04/01/2052 2,588,531
2,723,721 Pool MA4600 3.50% 05/01/2052 2,500,271
GNMA ,
1,231,610 Pool 785717 3.00% 11/20/2051 1,108,754
879,478 Pool 786227 3.00% 04/20/2052 791,808
1,302,117 Series
2013-116-WU 3.00% 12/20/2042 1,252,318
1,192,827 Series 2021-58-HP 3.00% 08/20/2050 1,059,346
1,108,719 Series 2022-23-BA 3.00% 05/20/2049 1,001,502
Total US Government and Agency Mortgage
Backed Obligations
(Cost $51,793,841) 52,782,009
US GOVERNMENT AND AGENCY OBLIGATIONS 24.8%
26,700,000 U.S. Treasury
Bonds 4.75% 11/15/2043 28,648,266
12,000,000 U.S. Treasury
Bonds 4.75% 11/15/2053 13,459,687
16,750,000 U.S. Treasury Notes 4.50% 11/15/2033 17,590,117
Total US Government and Agency
Obligations
(Cost $56,417,116) 59,698,070
SHORT TERM INVESTMENTS 2.5%
3,038,725 JPMorgan U.S.
Government
Money Market
Fund - Class IM 5.30%
(g)
3,038,725

DoubleLine ETF Trust
Schedules of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
3,038,725 Morgan Stanley
Institutional
Liquidity Funds
Government
Portfolio -
Institutional Share
Class 5.27%
(g)
3,038,725
Total Short Term Investments
(Cost $6,077,450) 6,077,450
Total Investments 101.3%
(Cost $237,797,211) 243,591,390
Liabilities in Excess of Other Assets (1.3)% (3,227,232)
NET ASSETS 100.0% $240,364,158
INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations 24 .8%
US Government and Agency Mortgage Backed Obligations 22 .0
Non-Agency Residential Collateralized Mortgage Obligations 10 .1
Asset Backed Obligations 8 .0
Non-Agency Commercial Mortgage Backed Obligations 5 .9
Collateralized Loan Obligations 3 .9
Banking 3 .6
Short Term Investments 2 .5
Electric 1 .7
Technology 1 .5
Midstream 1 .2
Healthcare 1 .0
Transportation Services 0 .8
Food and Beverage 0 .7
Independent 0 .7
Metals and Mining 0 .6
Pharmaceuticals 0 .6
Cable Satellite 0 .5
Government Owned, No Guarantee 0 .5
Finance Companies 0 .5
Building Materials 0 .5
Consumer Cyclical Services 0 .4
Wireless 0 .4
Chemicals 0 .4
Software 0 .4
Diversified Manufacturing 0 .4
Retailers 0 .4
Leisure 0 .4
Hotels, Restaurants & Leisure 0 .4
Aerospace & Defense 0 .4
Media Entertainment 0 .3
Automotive 0 .3
Life 0 .3
Oil Field Services 0 .3
Wirelines 0 .3
Health Insurance 0 .2
Other REITs 0 .2
Railroads 0 .2
P&C 0 .2
Paper 0 .2
Airlines 0 .2
Other Industrial 0 .2
Local Authority 0 .2
Specialty Retail 0 .1
Health Care Equipment & Supplies 0 .1
Health Care Providers & Services 0 .1
Commercial Services & Supplies 0 .1
INVESTMENT BREAKDOWN as a % of Net Assets:
(Cont.)
Refining 0 .1%
Consumer Products 0 .1
Office REITs 0 .1
Apartment REITs 0 .1
Gaming 0 .1
Integrated 0 .1
Tobacco 0 .1
Lodging 0 .1
Healthcare REITs 0 .1
Other Utility 0 .1
Packaging 0 .1
Media 0 .1
Insurance 0 .1
Containers & Packaging 0 .1
Diversified Consumer Services 0 .1
Government Sponsored 0 .1
Financial Services 0 .1
Passenger Airlines 0 .1
Restaurants 0 .1
Capital Markets 0 .1
IT Services 0 .1
Professional Services 0 .1
Retail REITs 0 .1
Distributors 0 .1
Entertainment 0 .1
Automobile Components 0 .1
Oil, Gas & Consumable Fuels 0.0
(h)
Consumer Finance 0.0
(h)
Construction & Engineering 0.0
(h)
Environmental 0.0
(h)
Household Products 0.0
(h)
Diversified Telecommunication Services 0.0
(h)
Building Products 0.0
(h)
Other Assets and Liabilities ( 1 .3 )
100 .0%

|
December 31, 2023

(Unaudited)
December 31, 2023
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(b) Step bond; coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(c) Securities referencing LIBOR are expected to transition to an alternative reference rate by the security's next scheduled coupon reset date.
(d) Perpetual maturity. The date disclosed is the next call date of the security.
(e) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(f) Interest only security.
(g) Seven-day yield as of period end.
(h) Represents less than 0.05% of net assets.
Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
LIBOR London Interbank Offered Rate
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage Backed Securities

Schedules of Investments DoubleLine Shiller CAPE
®
U.S. Equities ETF
(Unaudited)
December 31, 2023

DoubleLine ETF Trust
SHARES SECURITY DESCRIPTION VALUE $
COMMON STOCKS 99.6%
AUTOMOBILE COMPONENTS 0.2%
6,518 Aptiv plc
(a)
584,795
5,491 BorgWarner, Inc. 196,852
781,647
AUTOMOBILES 5.1%
91,232 Ford Motor Co. 1,112,118
31,928 General Motors Co. 1,146,854
62,743 Tesla, Inc.
(a)
15,590,380
17,849,352
BANKS 6.2%
114,999 Bank of America Corp. 3,872,016
31,998 Citigroup, Inc. 1,645,977
7,825 Citizens Financial Group, Inc. 259,321
2,165 Comerica, Inc. 120,829
11,446 Fifth Third Bancorp 394,773
24,187 Huntington Bancshares, Inc. 307,659
48,409 JPMorgan Chase & Co. 8,234,371
15,703 KeyCorp 226,123
2,816 M&T Bank Corp. 386,017
6,680 PNC Financial Services Group, Inc. (The) 1,034,398
15,501 Regions Financial Corp. 300,409
22,356 Truist Financial Corp. 825,384
26,058 US Bancorp 1,127,790
60,696 Wells Fargo & Co. 2,987,457
2,520 Zions Bancorp NA 110,552
21,833,076
BROADLINE RETAIL 5.9%
130,954 Amazon.com, Inc.
(a)
19,897,151
12,074 eBay, Inc. 526,668
2,818 Etsy, Inc.
(a)
228,399
20,652,218
CAPITAL MARKETS 5.7%
1,701 Ameriprise Financial, Inc. 646,091
12,817 Bank of New York Mellon Corp. (The) 667,125
2,342 BlackRock, Inc. 1,901,236
11,907 Blackstone, Inc. 1,558,864
1,801 Cboe Global Markets, Inc. 321,587
24,937 Charles Schwab Corp. (The) 1,715,666
6,027 CME Group, Inc. 1,269,286
626 FactSet Research Systems, Inc. 298,633
4,696 Franklin Resources, Inc. 139,894
5,507 Goldman Sachs Group, Inc. (The) 2,124,435
9,552 Intercontinental Exchange, Inc. 1,226,763
7,451 Invesco Ltd. 132,926
621 MarketAxess Holdings, Inc. 181,860
2,625 Moody's Corp. 1,025,220
21,141 Morgan Stanley 1,971,398
1,324 MSCI, Inc. 748,921
5,688 Nasdaq, Inc. 330,700
3,500 Northern Trust Corp. 295,330
3,105 Raymond James Financial, Inc. 346,207
5,451 S&P Global, Inc. 2,401,275
5,109 State Street Corp. 395,743
3,758 T Rowe Price Group, Inc. 404,699
20,103,859
CONSUMER FINANCE 1.0%
9,617 American Express Co. 1,801,649
6,373 Capital One Financial Corp. 835,628
4,130 Discover Financial Services 464,212
SHARES SECURITY DESCRIPTION VALUE $
6,891 Synchrony Financial 263,167
3,364,656
DISTRIBUTORS 0.3%
3,241 Genuine Parts Co. 448,878
6,194 LKQ Corp. 296,011
870 Pool Corp. 346,878
1,091,767
DIVERSIFIED REITS 0.3%
15,047 WP Carey, Inc. 975,196
DIVERSIFIED TELECOMMUNICATION SERVICES 2.1%
224,780 AT&T, Inc. 3,771,808
99,471 Verizon Communications, Inc. 3,750,057
7,521,865
ENTERTAINMENT 5.4%
27,640 Electronic Arts, Inc. 3,781,428
16,627 Live Nation Entertainment, Inc.
(a)
1,556,287
8,352 Netflix, Inc.
(a)
4,066,422
18,574 Take-Two Interactive Software, Inc.
(a)
2,989,485
40,878 Walt Disney Co. (The)
(a)
3,690,875
260,867 Warner Bros Discovery, Inc.
(a)
2,968,667
19,053,164
FINANCIAL SERVICES 7.9%
30,437 Berkshire Hathaway, Inc. - Class B
(a)
10,855,660
9,845 Fidelity National Information Services, Inc. 591,389
10,058 Fiserv, Inc.
(a)
1,336,105
1,171 FleetCor Technologies, Inc.
(a)
330,936
4,372 Global Payments, Inc. 555,244
1,184 Jack Henry & Associates, Inc. 193,478
13,811 Mastercard, Inc. - Class A 5,890,530
17,987 PayPal Holdings, Inc.
(a)
1,104,582
26,675 Visa, Inc. - Class A 6,944,836
27,802,760
HEALTH CARE REITS 2.0%
26,228 Healthcare Realty Trust, Inc. - Class A 451,909
37,593 Healthpeak Properties, Inc. 744,341
41,307 Medical Properties Trust, Inc. 202,817
16,858 Omega Healthcare Investors, Inc. 516,866
16,409 Physicians Realty Trust 218,404
15,942 Sabra Health Care REIT, Inc. 227,492
27,721 Ventas, Inc. 1,381,615
37,989 Welltower, Inc. 3,425,468
7,168,912
HOTEL & RESORT REITS 0.3%
48,308 Host Hotels & Resorts, Inc. 940,557
HOTELS, RESTAURANTS & LEISURE 5.5%
10,105 Airbnb, Inc. - Class A
(a)
1,375,695
851 Booking Holdings, Inc.
(a)
3,018,684
4,984 Caesars Entertainment, Inc.
(a)
233,650
23,371 Carnival Corp.
(a)
433,298
628 Chipotle Mexican Grill, Inc.
(a)
1,436,211
2,836 Darden Restaurants, Inc. 465,955
854 Domino's Pizza, Inc. 352,044
3,127 Expedia Group, Inc.
(a)
474,647
5,951 Hilton Worldwide Holdings, Inc. 1,083,618
8,595 Las Vegas Sands Corp. 422,960
5,759 Marriott International, Inc. - Class A 1,298,712
13,239 McDonald's Corp. 3,925,496
6,355 MGM Resorts International
(a)
283,941
9,890 Norwegian Cruise Line Holdings Ltd.
(a)
198,196

|
December 31, 2023

(Unaudited)
December 31, 2023
SHARES SECURITY DESCRIPTION VALUE $
5,427 Royal Caribbean Cruises Ltd.
(a)
702,742
26,484 Starbucks Corp. 2,542,729
2,204 Wynn Resorts Ltd. 200,806
6,484 Yum! Brands, Inc. 847,200
19,296,584
HOUSEHOLD DURABLES 1.1%
7,027 DR Horton, Inc. 1,067,963
3,530 Garmin Ltd. 453,746
5,778 Lennar Corp. - Class A 861,153
1,207 Mohawk Industries, Inc.
(a)
124,925
95 NVR, Inc.
(a)
665,043
5,023 PulteGroup, Inc. 518,474
1,254 Whirlpool Corp. 152,700
3,844,004
INDUSTRIAL REITS 3.3%
18,394 Americold Realty Trust, Inc. 556,786
3,152 EastGroup Properties, Inc. 578,518
9,075 First Industrial Realty Trust, Inc. 477,980
20,107 LXP Industrial Trust 199,461
62,834 Prologis, Inc. 8,375,772
14,525 Rexford Industrial Realty, Inc. 814,853
12,471 STAG Industrial, Inc. 489,612
11,492,982
INSURANCE 3.9%
8,886 Aflac, Inc. 733,095
4,401 Allstate Corp. (The) 616,052
11,781 American International Group, Inc. 798,163
3,356 Aon plc - Class A 976,663
6,242 Arch Capital Group Ltd.
(a)
463,593
3,595 Arthur J Gallagher & Co. 808,444
845 Assurant, Inc. 142,374
3,945 Brown & Brown, Inc. 280,529
6,782 Chubb Ltd. 1,532,732
2,622 Cincinnati Financial Corp. 271,272
745 Everest Group Ltd. 263,417
1,466 Globe Life, Inc. 178,441
5,059 Hartford Financial Services Group, Inc. (The) 406,642
3,089 Loews Corp. 214,963
8,246 Marsh & McLennan Cos., Inc. 1,562,370
10,416 MetLife, Inc. 688,810
3,680 Principal Financial Group, Inc. 289,506
9,763 Progressive Corp. (The) 1,555,051
6,061 Prudential Financial, Inc. 628,586
3,773 Travelers Cos., Inc. (The) 718,719
3,443 W R Berkley Corp. 243,489
1,748 Willis Towers Watson plc 421,618
13,794,529
INTERACTIVE MEDIA & SERVICES 11.9%
77,522 Alphabet, Inc. - Class A
(a)
10,829,048
65,264 Alphabet, Inc. - Class C
(a)
9,197,656
31,653 Match Group, Inc.
(a)
1,155,334
58,337 Meta Platforms, Inc. - Class A
(a)
20,648,965
41,831,003
LEISURE PRODUCTS 0.1%
3,020 Hasbro, Inc. 154,201
MEDIA 4.3%
10,356 Charter Communications, Inc. - Class A
(a)
4,025,170
90,237 Comcast Corp. - Class A 3,956,892
28,985 Fox Corp. - Class A 859,985
15,464 Fox Corp. - Class B 427,580
45,103 Interpublic Group of Cos., Inc. (The) 1,472,162
SHARES SECURITY DESCRIPTION VALUE $
44,740 News Corp. - Class A 1,098,367
13,473 News Corp. - Class B 346,525
23,313 Omnicom Group, Inc. 2,016,808
56,868 Paramount Global - Class B 841,078
15,044,567
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) 0.6%
46,161 AGNC Investment Corp. 452,839
34,461 Annaly Capital Management, Inc. 667,510
11,853 Blackstone Mortgage Trust, Inc. - Class A 252,113
33,254 Rithm Capital Corp. 355,153
20,472 Starwood Property Trust, Inc. 430,321
2,157,936
OFFICE REITS 1.0%
10,779 Alexandria Real Estate Equities, Inc. 1,366,454
9,940 Boston Properties, Inc. 697,490
7,793 COPT Defense Properties 199,735
10,392 Cousins Properties, Inc. 253,045
11,477 Douglas Emmett, Inc. 166,416
6,027 JBG SMITH Properties 102,519
7,375 Kilroy Realty Corp. 293,820
1,012 NET Lease Office Properties 18,702
10,995 Vornado Realty Trust 310,609
3,408,790
REAL ESTATE MANAGEMENT & DEVELOPMENT 1.8%
21,067 CBRE Group, Inc. - Class A
(a)
1,961,127
28,079 CoStar Group, Inc.
(a)
2,453,824
2,216 Howard Hughes Holdings, Inc.
(a)
189,579
3,277 Jones Lang LaSalle, Inc.
(a)
618,927
39,208 Opendoor Technologies, Inc.
(a)
175,652
3,544 Zillow Group, Inc. - Class A
(a)
201,015
11,013 Zillow Group, Inc. - Class C
(a)
637,212
6,237,336
RESIDENTIAL REITS 3.3%
21,934 American Homes 4 Rent - Class A 788,747
10,053 Apartment Income REIT Corp. - Class A 349,141
9,725 AvalonBay Communities, Inc. 1,820,714
7,351 Camden Property Trust 729,881
12,849 Equity LifeStyle Properties, Inc. 906,368
23,761 Equity Residential 1,453,223
4,442 Essex Property Trust, Inc. 1,101,349
39,587 Invitation Homes, Inc. 1,350,313
8,055 Mid-America Apartment Communities, Inc. 1,083,075
8,558 Sun Communities, Inc. 1,143,777
20,860 UDR, Inc. 798,729
11,525,317
RETAIL REITS 2.9%
6,899 Agree Realty Corp. 434,292
20,707 Brixmor Property Group, Inc. 481,852
5,075 Federal Realty Investment Trust 522,979
42,524 Kimco Realty Corp. 906,187
12,493 NNN REIT, Inc. 538,448
49,791 Realty Income Corp. 2,858,999
11,305 Regency Centers Corp. 757,435
22,396 Simon Property Group, Inc. 3,194,565
9,744 Spirit Realty Capital, Inc. 425,715
10,120,472
SPECIALIZED REITS 9.6%
31,716 American Tower Corp. 6,846,850
29,990 Crown Castle, Inc. 3,454,548
15,442 CubeSmart 715,737
20,834 Digital Realty Trust, Inc. 2,803,840

DoubleLine ETF Trust
Schedules of Investments DoubleLine Shiller CAPE
®
U.S. Equities ETF
(Cont.)
SHARES SECURITY DESCRIPTION VALUE $
5,465 Equinix, Inc. 4,401,456
14,496 Extra Space Storage, Inc. 2,324,144
18,338 Gaming and Leisure Properties, Inc. 904,980
20,021 Iron Mountain, Inc. 1,401,070
6,055 Lamar Advertising Co. - Class A 643,526
5,330 National Storage Affiliates Trust 221,035
5,416 PotlatchDeltic Corp. 265,926
10,867 Public Storage 3,314,435
9,432 Rayonier, Inc. 315,123
7,493 SBA Communications Corp. 1,900,899
71,147 VICI Properties, Inc. - Class A 2,268,166
50,203 Weyerhaeuser Co. 1,745,558
33,527,293
SPECIALTY RETAIL 5.4%
432 AutoZone, Inc.
(a)
1,116,984
5,284 Bath & Body Works, Inc. 228,057
4,446 Best Buy Co., Inc. 348,033
3,658 CarMax, Inc.
(a)
280,715
22,645 Home Depot, Inc. (The) 7,847,625
13,379 Lowe's Cos., Inc. 2,977,496
1,388 O'Reilly Automotive, Inc.
(a)
1,318,711
7,851 Ross Stores, Inc. 1,086,500
26,597 TJX Cos., Inc. (The) 2,495,065
2,474 Tractor Supply Co. 531,984
SHARES SECURITY DESCRIPTION VALUE $
1,183 Ulta Beauty, Inc.
(a)
579,658
18,810,828
TEXTILES, APPAREL & LUXURY GOODS 1.4%
2,682 Lululemon Athletica, Inc.
(a)
1,371,280
28,484 NIKE, Inc. - Class B 3,092,508
904 Ralph Lauren Corp. 130,357
5,319 Tapestry, Inc. 195,792
7,754 VF Corp. 145,775
4,935,712
WIRELESS TELECOMMUNICATION SERVICES 1.1%
24,305 T-Mobile US, Inc. 3,896,821
Total Common Stocks
(Cost $331,785,297) 349,217,404
SHORT TERM INVESTMENTS 0.0%
(b)
59,243 JPMorgan U.S. Government Money
Market Fund - Class IM 5.30%
(c)
59,243
59,243 Morgan Stanley Institutional Liquidity
Funds Government Portfolio -
Institutional Share Class 5.27%
(c)
59,243
Total Short Term Investments
(Cost $118,486) 118,486
Total Investments 99.6%
(Cost $331,903,783) 349,335,890
Other Assets in Excess of Liabilities 0.4% 1,514,686
NET ASSETS 100.0% $350,850,576
(a) Non-income producing security.
(b) Represents less than 0.05% of net assets.
(c) Seven-day yield as of period end.

Schedules of Investments DoubleLine Commercial Real Estate ETF
(Unaudited)
December 31, 2023
|
December 31, 2023

P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
ASSET BACKED OBLIGATIONS 6.3%
AREIT Trust ,
465,085 Series 2021-CRE5-A
(CME Term SOFR
1 Month + 1.19%,
1.08% Floor) 6.55%
(a)
11/17/2038 457,961
BDS ,
1,159,353 Series 2021-FL8-A
(CME Term SOFR
1 Month + 1.03%,
0.92% Floor) 6.39%
(a)
01/18/2036 1,149,375
BXMT Ltd. ,
745,608 Series 2020-FL2-A
(CME Term SOFR
1 Month + 1.01%,
1.01% Floor) 6.38%
(a)
02/15/2038 711,891
CLNC Ltd. ,
550 Series 2019-FL1-A
(CME Term SOFR
1 Month + 1.36%,
1.25% Floor) 6.72%
(a)
08/20/2035 550
GPMT Ltd. ,
327,598 Series 2021-FL3-A
(CME Term SOFR
1 Month + 1.36%,
1.36% Floor) 6.72%
(a)
07/16/2035 320,532
HERA Commercial Mortgage Ltd. ,
519,642 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.16%,
1.05% Floor) 6.52%
(a)
02/18/2038 508,002
PFP Ltd. ,
339,730 Series 2021-8-A
(CME Term SOFR
1 Month + 1.11%,
1.00% Floor) 6.48%
(a)
08/09/2037 335,242
500,000 Series 2023-10-A
(CME Term SOFR
1 Month + 2.36%,
2.37% Floor) 7.72%
(a)
09/16/2038 501,066
Ready Capital Mortgage Financing LLC ,
268,118 Series 2021-FL5-A
(CME Term SOFR
1 Month + 1.11%,
1.00% Floor) 6.47%
(a)
04/25/2038 266,493
587,943 Series 2021-FL7-A
(CME Term SOFR
1 Month + 1.31%,
1.20% Floor) 6.67%
(a)
11/25/2036 581,347
STWD Ltd. ,
725,729 Series 2019-FL1-A
(CME Term SOFR
1 Month + 1.19%,
1.19% Floor) 6.56%
(a)
07/15/2038 710,950
1,000,000 Series 2019-FL1-AS
(CME Term SOFR
1 Month + 1.51%,
1.51% Floor) 6.88%
(a)
07/15/2038 960,309
Total Asset Backed Obligations
(Cost $6,469,745) 6,503,718
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
COLLATERALIZED LOAN OBLIGATIONS 15.3%
Arbor Realty Commercial Real Estate Notes Ltd. ,
1,120,000 Series 2021-FL2-A
(CME Term SOFR
1 Month + 1.21%,
1.10% Floor) 6.58%
(a)
05/15/2036 1,111,757
230,000 Series 2021-FL3-A
(CME Term SOFR
1 Month + 1.18%,
1.18% Floor) 6.55%
(a)
08/15/2034 226,560
BRSP Ltd. ,
840,164 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.26%,
1.15% Floor) 6.62%
(a)
08/19/2038 818,350
BSPDF Issuer Ltd. ,
643,074 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.31%,
1.20% Floor) 6.68%
(a)
10/15/2036 633,451
BSPRT Issuer Ltd. ,
1,164,837 Series 2021-FL6-A
(CME Term SOFR
1 Month + 1.21%,
1.10% Floor) 6.58%
(a)
03/15/2036 1,146,289
CHCP Ltd. ,
231,807 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.16%,
1.05% Floor) 6.52%
(a)
02/15/2038 229,458
FS Rialto ,
483,235 Series 2021-FL2-A
(CME Term SOFR
1 Month + 1.33%,
1.33% Floor) 6.69%
(a)
05/16/2038 476,706
1,250,000 Series 2021-FL3-A
(CME Term SOFR
1 Month + 1.36%,
1.36% Floor) 6.72%
(a)
11/16/2036 1,232,875
FS Rialto Issuer LLC ,
850,000 Series 2022-FL4-A
(SOFR 30 Day
Average + 1.90%,
1.90% Floor) 7.24%
(a)
01/19/2039 844,532
GPMT Ltd. ,
1,000,000 Series 2021-FL4-A
(CME Term SOFR
1 Month + 1.46%,
1.35% Floor) 6.82%
(a)
12/15/2036 955,867
HGI CRE CLO Ltd. ,
846,420 Series 2021-FL2-A
(CME Term SOFR
1 Month + 1.11%,
1.11% Floor) 6.47%
(a)
09/17/2036 828,478
KREF Ltd. ,
540,000 Series 2021-FL2-A
(CME Term SOFR
1 Month + 1.18%,
1.07% Floor) 6.55%
(a)
02/15/2039 527,341
LCCM Trust ,
859,000 Series 2021-FL3-A
(CME Term SOFR
1 Month + 1.56%,
1.56% Floor) 6.93%
(a)
11/15/2038 849,412

DoubleLine ETF Trust
Schedules of Investments DoubleLine Commercial Real Estate ETF
(Cont.)
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
LFT CRE Ltd. ,
1,250,000 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.28%,
1.28% Floor) 6.65%
(a)
06/15/2039 1,230,260
LoanCore Issuer Ltd. ,
676,960 Series 2021-CRE5-A
(CME Term SOFR
1 Month + 1.41%,
1.41% Floor) 6.78%
(a)
07/15/2036 666,921
1,000,000 Series 2021-CRE6-A
(CME Term SOFR
1 Month + 1.41%,
1.30% Floor) 6.78%
(a)
11/15/2038 981,409
MF1 Ltd. ,
1,206,161 Series 2021-FL6-A
(CME Term SOFR
1 Month + 1.21%,
1.10% Floor) 6.57%
(a)
07/16/2036 1,188,646
1,239,406 Series 2021-FL7-A
(CME Term SOFR
1 Month + 1.19%,
1.08% Floor) 6.55%
(a)
10/16/2036 1,223,590
TRTX Issuer Ltd. ,
750,000 Series 2022-FL5-A
(SOFR 30 Day
Average + 1.65%,
1.65% Floor) 6.99%
(a)
02/15/2039 730,427
Total Collateralized Loan Obligations
(Cost $15,798,754) 15,902,329
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS 52.5%
BAMLL Commercial Mortgage Securities Trust ,
650,000 Series 2018-DSNY-A
(CME Term SOFR
1 Month + 1.15%,
1.10% Floor) 6.51%
(a)
09/15/2034 646,896
500,000 Series 2019-RLJ-B
(CME Term SOFR
1 Month + 1.40%,
1.35% Floor) 6.76%
(a)
04/15/2036 496,874
BANK ,
389,870 Series
2019-BN22-A1 2.08% 11/15/2062 383,398
609,927 Series
2021-BN33-A1 0.61% 05/15/2064 573,639
650,000 Series
2021-BN36-A2 2.13% 09/15/2064 582,252
757,148 Series
2022-BNK39-A1 1.74% 02/15/2055 714,323
143,808 Series
2023-BNK45-A1 5.43% 02/15/2056 144,166
BANK5 ,
102,255 Series
2023-5YR2-A1 6.20% 07/15/2056 103,905
22,298,899 Series
2023-5YR3-XA 0.79%
(b)(c)
09/15/2056 717,326
BBCMS Mortgage Trust ,
130,257 Series 2017-C1-ASB 3.49% 02/15/2050 126,782
360,435 Series 2023-C19-A1 5.70% 04/15/2056 360,537
989,390 Series 2023-C22-A1 6.36% 11/15/2056 1,021,476
Benchmark Mortgage Trust ,
12,948,944 Series 2019-B14-XA 0.77%
(b)(c)
12/15/2062 344,735
600,000 Series 2020-B19-A2 1.69% 09/15/2053 549,767
164,226 Series 2020-B21-A1 0.54% 12/17/2053 158,220
401,812 Series 2021-B28-A1 0.60% 08/15/2054 375,667
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
1,500,000 Series 2023-B40-A1 5.94% 12/15/2056 1,518,150
427,433 Series 2023-V2-A1 5.85% 05/15/2055 427,667
14,088,951 Series 2023-V2-XA 0.99%
(b)(c)
05/15/2055 519,052
BHP Trust ,
899,230 Series 2019-BXHP-A
(CME Term SOFR
1 Month + 1.02%,
0.98% Floor) 6.38%
(a)
08/15/2036 894,886
BMARK ,
729,771 Series 2023-V4-A1 6.45% 11/15/2056 740,984
BMO Mortgage Trust ,
582,447 Series 2022-C1-A1 2.20% 02/15/2055 554,002
150,702 Series 2022-C3-A1 5.25%
(b)
09/15/2054 149,922
589,129 Series 2023-5C2-A1 6.80% 11/15/2056 601,640
1,682,000 Series 2023-C7-A1 5.90% 12/15/2056 1,690,439
BPR Trust ,
1,000,000 Series 2021-KEN-A
(CME Term SOFR
1 Month + 1.36%,
1.25% Floor) 6.73%
(a)
02/15/2029 998,468
BX Commercial Mortgage Trust ,
870,000 Series 2019-IMC-A
(CME Term SOFR
1 Month + 1.05%,
1.00% Floor) 6.41%
(a)
04/15/2034 864,515
671,978 Series 2019-XL-A
(CME Term SOFR
1 Month + 1.03%,
0.92% Floor) 6.40%
(a)
10/15/2036 670,444
500,924 Series 2020-VKNG-A
(CME Term SOFR
1 Month + 1.04%,
0.93% Floor) 6.41%
(a)
10/15/2037 497,307
600,000 Series 2021-ACNT-A
(CME Term SOFR
1 Month + 0.96%,
0.85% Floor) 6.33%
(a)
11/15/2038 592,119
1,250,000 Series 2021-CIP-A
(CME Term SOFR
1 Month + 1.04%,
0.92% Floor) 6.40%
(a)
12/15/2038 1,225,218
977,413 Series 2021-XL2-A
(CME Term SOFR
1 Month + 0.80%,
0.69% Floor) 6.16%
(a)
10/15/2038 959,968
Citigroup Commercial Mortgage Trust ,
500,000 Series
2014-GC21-A5 3.86% 05/10/2047 497,405
750,000 Series
2015-GC27-A5 3.14% 02/10/2048 731,981
999,938 Series 2015-P1-A4 3.46% 09/15/2048 970,225
500,000 Series 2015-P1-A5 3.72% 09/15/2048 483,459
890,901 Series 2017-P7-A3 3.44% 04/14/2050 844,384
108,776 Series
2020-GC46-A1 1.85% 02/15/2053 107,008
Cold Storage Trust ,
1,228,738 Series 2020-ICE5-A
(CME Term SOFR
1 Month + 1.01%,
0.90% Floor) 6.37%
(a)
11/15/2037 1,223,629
Commercial Mortgage Trust ,
504,382 Series
2014-CR17-A4 3.70% 05/10/2047 501,309
520,000 Series
2014-CR18-AM 4.10% 07/15/2047 510,622

|
December 31, 2023

(Unaudited)
December 31, 2023
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
393,050 Series
2014-LC15-A4 4.01% 04/10/2047 392,265
355,000 Series
2014-UBS5-A4 3.84% 09/10/2047 348,210
1,250,000 Series
2015-CR25-A4 3.76% 08/10/2048 1,209,563
390,000 Series 2015-DC1-A5 3.35% 02/10/2048 378,167
320,000 Series
2015-LC21-A4 3.71% 07/10/2048 310,529
600,000 Series 2015-PC1-A5 3.90% 07/10/2050 583,466
1,000,000 Series
2016-COR1-A4 3.09% 10/10/2049 926,648
Credit Suisse Mortgage Capital Certificates ,
1,246,898 Series 2019-ICE4-B
(CME Term SOFR
1 Month + 1.28%,
1.23% Floor) 6.64%
(a)
05/15/2036 1,243,889
CSAIL Commercial Mortgage Trust ,
1,031,473 Series 2015-C3-A3 3.45% 08/15/2048 1,007,611
106,099 Series 2020-C19-A1 1.30% 03/15/2053 102,491
Great Wolf Trust ,
1,250,000 Series
2019-WOLF-A
(CME Term SOFR
1 Month + 1.15%,
1.03% Floor) 6.71%
(a)
12/15/2036 1,245,788
GS Mortgage Securities Trust ,
342,678 Series
2014-GC24-A4 3.67% 09/10/2047 337,429
200,000 Series 2015-GC28-B 3.98% 02/10/2048 189,245
1,000,000 Series
2015-GC34-A4 3.51% 10/10/2048 951,858
285,951 Series
2015-GC34-AAB 3.28% 10/10/2048 279,381
171,770 Series
2020-GC45-A1 2.02% 02/13/2053 169,459
Hilton Orlando Trust ,
750,000 Series 2018-ORL-B
(CME Term SOFR
1 Month + 1.35%,
1.05% Floor) 6.71%
(a)
12/15/2034 743,734
IMT Trust ,
500,000 Series
2017-APTS-AFX 3.48%
(a)
06/15/2034 491,913
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
618,086 Series 2016-JP3-A4 2.63% 08/15/2049 581,799
JPMBB Commercial Mortgage Securities Trust ,
321,140 Series 2014-C18-A5 4.08% 02/15/2047 319,330
1,004,000 Series 2014-C21-A5 3.77% 08/15/2047 991,048
636,457 Series 2015-C30-A4 3.55% 07/15/2048 612,427
500,634 Series 2015-C31-A3 3.80% 08/15/2048 481,219
680,000 Series 2015-C32-A5 3.60% 11/15/2048 647,529
JPMCC Commercial Mortgage Securities Trust ,
380,671 Series 2017-JP5-A4 3.46% 03/15/2050 368,021
Morgan Stanley Bank of America Merrill Lynch Trust ,
989,332 Series 2014-C17-A5 3.74% 08/15/2047 976,316
177,443 Series 2014-C18-A4 3.92% 10/15/2047 174,045
1,130,265 Series 2014-C19-A3 3.25% 12/15/2047 1,110,323
Morgan Stanley Capital I Trust ,
1,000,000 Series
2016-UBS9-A4 3.59% 03/15/2049 953,270
MSWF Commercial Mortgage Trust ,
1,500,000 Series 2023-2-A1 5.96% 12/15/2056 1,508,156
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Wells Fargo Commercial Mortgage Trust ,
750,000 Series
2014-LC16-A5 3.82% 08/15/2050 739,862
125,953 Series 2015-C27-A4 3.19% 02/15/2048 122,723
1,000,000 Series 2015-C27-A5 3.45% 02/15/2048 967,160
1,250,000 Series 2015-C30-A4 3.66% 09/15/2058 1,210,619
600,000 Series
2015-LC20-A3 3.09% 04/15/2050 586,128
1,000,000 Series
2015-LC22-A4 3.84% 09/15/2058 969,865
328,000 Series
2015-NXS3-AS 3.97%
(b)
09/15/2057 313,291
1,000,000 Series 2015-P2-A4 3.81% 12/15/2048 965,424
745,461 Series
2016-BNK1-A2 2.40% 08/15/2049 695,805
1,250,000 Series 2016-C34-A4 3.10% 06/15/2049 1,175,785
WFRBS Commercial Mortgage Trust ,
170,349 Series 2013-C14-AS 3.49% 06/15/2046 156,325
500,000 Series 2014-C22-A5 3.75% 09/15/2057 488,359
392,736 Series 2014-C23-A4 3.65% 10/15/2057 387,724
Total Non-Agency Commercial Mortgage
Backed Obligations
(Cost $53,971,368) 54,488,965
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 3.2%
AREIT Trust ,
867,253 Series 2022-CRE6-A
(SOFR 30 Day
Average + 1.25%,
1.25% Floor) 6.59%
(a)
01/20/2037 851,591
BXMT Ltd. ,
746,376 Series 2020-FL3-A
(CME Term SOFR
1 Month + 1.51%,
1.51% Floor) 6.88%
(a)
11/15/2037 720,673
HIG RCP LLC ,
1,000,000 Series 2023-FL1-A
(CME Term SOFR
1 Month + 2.27%,
2.27% Floor) 7.63%
(a)
09/19/2038 999,326
LoanCore Issuer Ltd. ,
747,723 Series 2019-CRE2-B
(CME Term SOFR
1 Month + 1.81%,
1.70% Floor) 7.18%
(a)
05/15/2036 739,334
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $3,305,072) 3,310,924
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS 17.5%
FHLMC ,
1,150,000 Pool WN2424 5.10% 06/01/2028 1,165,737
FHLMC Multifamily Structured Pass-Through Certificates ,
350,000 Series K068-A2 3.24% 08/25/2027 336,681
1,153,273 Series K083-A1 3.94% 07/25/2028 1,138,738
1,720,000 Series K509-A2 4.85% 09/25/2028 1,751,015
2,025,000 Series K736-A2 2.28% 07/25/2026 1,925,463
2,297,316 Series K751-A1 4.37% 03/25/2030 2,287,163
FNMA ,
1,810,000 Pool AN1461 2.59% 05/01/2026 1,728,917
462,223 Pool AN5468 3.22% 05/01/2027 444,840
442,154 Pool AN7502 3.15% 11/01/2027 422,383
1,100,000 Pool BL0240 3.54% 11/01/2025 1,075,009
690,000 Pool BL0245 3.43% 11/01/2025 672,972
1,100,000 Pool BS8040 5.14% 03/01/2028 1,118,398

DoubleLine ETF Trust
Schedules of Investments DoubleLine Commercial Real Estate ETF
(Cont.)
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
FNMA ACES ,
4,285,073 Series 2022-M13-A1 2.59%
(b)
04/25/2032 4,032,288
Total US Government and Agency Mortgage
Backed Obligations
(Cost $17,818,081) 18,099,604
SHORT TERM INVESTMENTS 4.9%
2,533,264 JPMorgan U.S.
Government
Money Market
Fund - Class IM 5.30%
(d)
2,533,264
2,533,264 Morgan Stanley
Institutional
Liquidity Funds
Government
Portfolio -
Institutional Share
Class 5.27%
(d)
2,533,264
Total Short Term Investments
(Cost $5,066,528) 5,066,528
Total Investments 99.7%
(Cost $102,429,548) 103,372,068
Other Assets in Excess of Liabilities 0.3% 330,691
NET ASSETS 100.0% $103,702,759
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(b) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(c) Interest only security.
(d) Seven-day yield as of period end.
Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
SOFR Secured Overnight Financing Rate

Schedules of Investments DoubleLine Mortgage ETF
(Unaudited)
December 31, 2023
|
December 31, 2023

P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
ASSET BACKED OBLIGATIONS 1.3%
AMSR Trust ,
2,000,000 Series 2021-SFR1-A 1.95%
(a)
06/17/2038 1,732,573
1,000,000 Series 2023-SFR1-A 4.00%
(a)
04/17/2040 944,248
Total Asset Backed Obligations
(Cost $2,646,901) 2,676,821
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 12.5%
Chase Home Lending Mortgage Trust ,
1,240,624 Series
2023-RPL1-A1 3.50%
(a)(b)
06/25/2062 1,124,894
CIM Trust ,
923,096 Series 2023-R4-A1 5.00%
(a)(b)
05/25/2062 915,501
Connecticut Avenue Securities Trust ,
944,709 Series 2023-R07-
2M1 (SOFR 30
Day Average +
1.95%) 7.29%
(a)
09/25/2043 953,891
CSMC Trust ,
970,007 Series 2018-RPL9-A 3.85%
(a)(b)
09/25/2057 923,074
1,065,302 Series
2021-RPL3-A1 2.00%
(a)(b)
01/25/2060 916,046
1,070,755 Series
2022-RPL4-A1 3.90%
(a)(b)
04/25/2062 1,008,218
Deephaven Residential Mortgage Trust ,
892,504 Series 2022-2-A1 4.30%
(a)(b)
03/25/2067 851,384
FHLMC STACR REMIC Trust ,
713,354 Series
2021-HQA3-M1
(SOFR 30 Day
Average + 0.85%) 6.19%
(a)
09/25/2041 706,459
1,000,000 Series 2022-DNA3-
M1B (SOFR 30
Day Average +
2.90%) 8.24%
(a)
04/25/2042 1,028,785
FHLMC Structured Agency Credit Risk Debt Notes ,
1,736,131 Series 2023-HQA2-
M1A (SOFR 30
Day Average +
2.00%) 7.34%
(a)
06/25/2043 1,751,909
Mill City Mortgage Loan Trust ,
1,301,581 Series 2018-3-A1 3.50%
(a)(b)
08/25/2058 1,262,649
OBX Trust ,
1,500,000 Series
2023-NQM10-A1 6.46%
(a)(c)
10/25/2063 1,519,604
902,877 Series
2023-NQM3-A1 5.95%
(a)(c)
02/25/2063 903,850
1,855,152 Series
2023-NQM5-A1A 6.57%
(a)(c)
06/25/2063 1,874,887
Towd Point Mortgage Trust ,
2,244,252 Series 2020-2-A1A 1.64%
(a)(b)
04/25/2060 1,995,292
2,023,720 Series 2022-1-A1 3.75%
(a)(b)
07/25/2062 1,898,170
Verus Securitization Trust ,
1,823,653 Series 2023-5-A1 6.48%
(a)(c)
06/25/2068 1,842,537
982,336 Series 2023-7-A1 7.07%
(a)(c)
10/25/2068 1,001,953
2,000,000 Series 2023-8-A1 6.26%
(a)(c)
12/25/2068 2,016,175
995,700 Series
2023-INV3-A1 6.88%
(a)(b)
11/25/2068 1,015,392
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $25,219,128) 25,510,670
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS 82.7%
FHLMC REMICS ,
2,199,826 Series 4631-GF
(SOFR 30 Day
Average + 0.61%,
0.50% Floor,
6.50% Cap) 5.95% 11/15/2046 2,147,800
969,389 Series 4948-E 2.50% 10/25/2048 861,438
1,411,610 Series 5008-DI 3.00%
(d)
09/25/2050 196,398
3,400,427 Series 5077-ME 2.00% 08/15/2048 2,832,278
3,133,985 Series 5092-FK
(SOFR 30 Day
Average + 0.70%,
0.70% Floor,
4.00% Cap) 4.00% 03/25/2051 2,329,369
3,122,789 Series 5189-BJ 2.50% 05/25/2048 2,747,947
1,880,877 Series 5202-AK 3.00% 10/25/2049 1,723,943
FHLMC UMBS ,
4,811,710 Pool RA3722 2.50% 10/01/2050 4,156,492
3,213,928 Pool RA9431 5.50% 07/01/2053 3,251,502
4,316,920 Pool RB5166 3.00% 07/01/2042 3,940,228
2,534,571 Pool SD2912 5.00% 05/01/2053 2,521,448
4,891,087 Pool SD2969 2.50% 05/01/2052 4,225,176
2,144,640 Pool SD3139 3.50% 07/01/2052 1,968,497
4,241,799 Pool SD3354 5.00% 06/01/2053 4,197,443
2,933,979 Pool SD3592 5.50% 08/01/2053 2,958,057
2,932,109 Pool SD3745 6.00% 09/01/2053 2,996,392
4,978,596 Pool SD4270 2.00% 02/01/2052 4,143,542
4,974,810 Pool SD4296 2.00% 02/01/2052 4,110,225
6,025,212 Pool SD4400 2.00% 02/01/2051 5,018,011
3,069,146 Pool SD8288 5.00% 01/01/2053 3,038,667
FNMA REMICS ,
2,500,000 Series 2016-88-B 3.00% 12/25/2056 2,149,730
3,721,517 Series 2017-89-KZ 3.50% 08/25/2047 3,151,699
1,389,301 Series 2017-99-PY 4.00% 12/25/2047 1,292,608
5,545,000 Series 2020-57-LJ 2.00% 08/25/2050 4,019,031
2,253,253 Series 2021-10-CA 2.00% 03/25/2051 1,894,572
3,802,291 Series 2021-3-NI 2.50%
(d)
02/25/2051 557,076
2,227,229 Series 2021-88-LA 2.50% 03/25/2050 1,921,561
FNMA UMBS ,
7,752,842 Pool CA6032 2.50% 06/01/2050 6,710,071
3,307,688 Pool CB6266 6.00% 05/01/2053 3,376,776
4,828,533 Pool FM4752 2.50% 11/01/2050 4,178,548
2,241,052 Pool FM8533 2.50% 03/01/2051 1,943,013
6,474,496 Pool FS0984 3.00% 04/01/2052 5,800,981
4,113,577 Pool FS2040 2.00% 02/01/2052 3,368,996
5,109,133 Pool FS2141 3.50% 06/01/2052 4,689,984
5,799,800 Pool FS4764 2.50% 02/01/2052 4,995,171
5,784,264 Pool FS5600 2.50% 06/01/2052 4,995,820
2,923,109 Pool FS5704 2.00% 04/01/2052 2,397,885
5,790,357 Pool FS6476 2.50% 11/01/2051 4,994,590
4,973,792 Pool FS6480 2.50% 11/01/2051 4,306,690
7,000,000 Pool FS6517 2.50% 04/01/2052 6,039,905
3,920,721 Pool MA3357 4.00% 05/01/2048 3,776,877
4,898,866 Pool MA4492 2.00% 12/01/2051 4,012,148
1,452,619 Pool MA4512 2.50% 01/01/2052 1,236,278
3,921,346 Pool MA4733 4.50% 09/01/2052 3,803,894
481,571 Pool MA5038 5.00% 06/01/2053 476,610
2,860,761 Pool MA5039 5.50% 06/01/2053 2,873,444
FNMA/FHLMC UMBS, 30 Year, Single Family ,
6,360,000 Pool 2.50%
(e)
01/25/2054 5,411,466
2,072,000 Pool 4.00%
(e)
01/25/2054 1,959,901
GNMA ,
2,984,213 Pool 786540 3.50% 02/20/2050 2,827,051
3,089,745 Pool MA5076 3.00% 03/20/2048 2,829,822

DoubleLine ETF Trust
Schedules of Investments DoubleLine Mortgage ETF
(Cont.)
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
1,026,926 Series 2016-116-DF
(CME Term SOFR
1 Month + 0.51%,
0.40% Floor,
6.50% Cap) 5.87% 09/20/2046 999,250
2,590,201 Series 2016-99-TL 2.00% 04/16/2044 2,081,057
1,737,253 Series 2018-22-GZ 3.00% 02/20/2048 1,538,786
1,455,680 Series 2019-31-GF
(CME Term SOFR
1 Month + 0.56%,
0.45% Floor,
6.50% Cap) 5.92% 03/20/2049 1,423,848
3,651,814 Series 2020-153-CI 2.50%
(d)
10/20/2050 492,798
3,109,369 Series 2020-17-IG 3.00%
(d)
02/20/2050 495,083
4,067,138 Series 2020-183-JI 2.50%
(d)
11/20/2050 549,813
2,224,757 Series 2021-142- 3.00%
(d)
08/20/2051 358,868
Total US Government and Agency Mortgage
Backed Obligations
(Cost $164,629,383) 169,296,554
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
SHORT TERM INVESTMENTS 7.7%
7,879,463 JPMorgan U.S.
Government
Money Market
Fund - Class IM 5.30%
(f)
7,879,463
7,879,463 Morgan Stanley
Institutional
Liquidity Funds
Government
Portfolio -
Institutional Share
Class 5.27%
(f)
7,879,463
Total Short Term Investments
(Cost $15,758,926) 15,758,926
Total Investments 104.2%
(Cost $208,254,338) 213,242,971
Liabilities in Excess of Other Assets (4.2)% (8,626,741)
NET ASSETS 100.0% $204,616,230
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(b) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(c) Step bond; coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(d) Interest only security.
(e) Represents or includes a TBA transaction.
(f) Seven-day yield as of period end.
Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage Backed Securities
Futures Contracts
Description Long/Short
Contract
Quantity
Expiration
Date
Notional
Amount
(1)
Unrealized
Appreciation
(Depreciation) /
Value
U.S. Treasury Ultra Bond Long 38 3/19/24 $ 5,076,563 $ 241,479
U.S. Treasury 2 Year Note Long 130 3/28/24 26,768,828 74,046
U.S. Treasury 10 Year Ultra Bond (Short) (32) 3/19/24 (3,776,500) (18,069)
$297,456
(1) Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

|
December 31, 2023

Notes to Schedule of Investments
(Unaudited)
December 31, 2023
1. Organization
DoubleLine ETF Trust, a Delaware statutory trust (the “Trust”), was formed on September 27, 2021 and is registered with the
Securities and Exchange Commission as an open-end management investment company. As of December 31, 2023, the Trust consists of four series, DoubleLine Opportunistic Bond ETF, DoubleLine Shiller CAPE
®
U.S. Equities ETF, DoubleLine Commercial Real Estate
ETF and DoubleLine Mortgage ETF (each a “Fund” and collectively the “Funds”). Each Fund is managed by DoubleLine ETF Adviser LP
(the "Adviser"), which is registered as an investment adviser with the U.S. Securities and Exchange Commission. Each Fund offers one class of shares.
The Funds are classified as non-diversified funds under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Funds' investment objectives and date each Fund commenced operations are as follows:
The fiscal year end for the Funds is September 30, and the period covered by these Financial Statements is for the period ended December 31, 2023.
2. Significant Accounting Policies
Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, "Financial Services
-Investment Companies", by the Financial Accounting Standards Board ("FASB"). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America ("US GAAP").
A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
Level 1— Unadjusted quoted market prices in active markets for identical securities
Level 2— Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
Level 3— Significant unobservable inputs (including the reporting entity’s estimates and assumptions)
Valuations for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.
Fund Name Investment Objective Commencement of Operations
DoubleLine Opportunistic Bond ETF Maximize current income and total return 3/31/2022
DoubleLine Shiller Cape U.S. Equities ETF Seek total return which exceeds the total return of the S&P 500 Index 3/31/2022
DoubleLine Commercial Real Estate ETF Seek current income and capital preservation 3/31/2023
DoubleLine Mortgage ETF Seek total return which exceeds the total return of its benchmark index 3/31/2023
Fixed-income class Examples of Inputs
All Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes;
    convertible securities
Standard inputs and underlying equity of the issuer
US bonds and notes of government and
    government agencies
Standard inputs

Notes to Schedule of Investments
(Cont.)

DoubleLine ETF Trust
(Unaudited)
December 31, 2023
Investments in registered open-end management investment companies will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.
Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
The Funds' holdings in whole loans, securitizations and certain other types of alternative lending-related instruments may be valued based on prices provided by a third-party pricing service.
Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by an independent pricing service. Where an active secondary market does not exist to a reliable degree in the judgment of the Adviser, such loans will be valued at fair value based on certain factors.
In respect of certain commercial real estate-related, residential real estate-related and certain other investments for which a limited market may exist, the Funds may value such investments based on appraisals conducted by an independent valuation advisor or a similar pricing agent. However, an independent valuation firm may not be retained to undertake an evaluation of an asset unless the
NAV, market price and other aspects of an investment exceed certain significance thresholds.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Residential and commercial mortgage-backed
obligations; asset-backed obligations
(including collateralized loan obligations)
Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans Standard inputs
The following is a summary of the fair valuations according to the inputs used to value the Funds' investments as of December 31,
2023:
Category
DoubleLine Opportunistic
Bond ETF
DoubleLine Shiller CAPE®
U.S. Equities ETF
DoubleLine Commercial
Real Estate ETF DoubleLine Mortgage ETF
Investments in Securities
Level 1
Common Stocks $ — $ 349,217,404 $ — $ —
Money Market Funds 6,077,450 118,486 5,066,528 15,758,926
Total Level 1 6,077,450 349,335,890 5,066,528 15,758,926
Level 2
US Government and Agency Mortgage Backed
Obligations 52,782,009 — 18,099,604 169,296,554
Non-Agency Commercial Mortgage Backed
Obligations 14,048,617 — 54,488,965 —
US Government and Agency Obligations 59,698,070 — — —
Non-Agency Residential Collateralized Mortgage
Obligations 24,326,953 — 3,310,924 25,510,670
US Corporate Bonds 33,727,439 — — —
Asset Backed Obligations 19,321,334 — 6,503,718 2,676,821
Collateralized Loan Obligations 9,327,816 — 15,902,329 —
Foreign Corporate Bonds 17,686,004 — — —

Notes to Schedule of Investments
(Cont.)
(Unaudited)
December 31, 2023
|
December 31, 2023

Category (continued)
DoubleLine Opportunistic
Bond ETF (continued)
DoubleLine Shiller
CAPE® U.S. Equities ETF
(continued)
DoubleLine Commercial
Real Estate ETF (continued)
DoubleLine Mortgage ETF
(continued)
Bank Loans 6,595,698 — — —
Total Level 2 237,513,940 — 98,305,540 197,484,045
Level 3 — — — —
Total $ 243,591,390 $ 349,335,890 $ 103,372,068 $ 213,242,971
Other Financial Instruments
Level 1
Futures $ — $ — $ — $ 297,456
Total Level 1 — — — 297,456
Level 2 — — — —
Level 3 — — — —
Total $ — $ — $ — $ 297,456
See the Schedules of Investments for further disaggregation of investment categories.